Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun 30, 2013
Registrant Name	IndexIQ ETF Trust
Central Index Key	0001415995
Amendment Flag	false
Document Creation Date	Aug 28, 2013
Document Effective Date	Aug 28, 2013
Prospectus Date	Aug 28, 2013

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Multi-Strategy Tracker ETF
Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Hedge Multi-Strategy Index (the “Underlying Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		IQ Hedge Multi-Strategy Tracker ETF
Management Fee		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees & Expenses	[1]	0.19%
Total Annual Fund Operating Expenses	[1]	0.94%
[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
IQ Hedge Multi-Strategy Tracker ETF	96	300	520	1,155

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” which means it invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds. The Underlying Index consists of a number of components (“Underlying Index Components”) selected in accordance with IndexIQ’s rules-based methodology of such Underlying Index. Such Underlying Index Components will include primarily ETFs and/or other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange traded commodity pools (“ETVs”). The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”).

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index seeks to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds that employ various hedge fund investment styles (the “Strategy”). These styles may include but are not limited to long/short equity, macro, market neutral, event-driven, fixed-income arbitrage, emerging markets and other strategies commonly used by hedge fund managers.

Hedge fund investment styles may include but are not limited to long/short equity, macro, market neutral, event-driven, fixed-income arbitrage, emerging markets and other strategies commonly used by hedge fund managers.

  Long/Short hedge funds typically diversify their risks by limiting the net exposure to particular regions, industries, sectors and market capitalization bands, allowing them to focus on company-specific anomalies. At the same time, long/short managers often hedge against un-diversifiable risk, such as market risk (i.e., the returns of the overall equity market). Certain long/short managers focus on specific sectors, regions or industries, on particular investment styles, such as value or growth, or certain types of stocks, such as small or large.

  Macro hedge funds typically employ top-down macro analysis (e.g., political trends, macro economics, etc.) to identify dislocations in equity, fixed-income, currency and commodity markets that are expected to lead to large price movements.

  Market Neutral hedge funds typically invest in both long and short positions in stocks while minimizing exposure to the systematic components of risk. These market neutral strategies seek to have a zero “beta” (or “market”) exposure to one or more systematic risk factors including the overall market (as represented by the S&P 500 Index), economic sectors or industries, market capitalization, region and country. Market neutral strategies that effectively neutralize the market exposure are not impacted by directional moves in the market.

  Event-Driven hedge funds typically invest in a combination of credit opportunities and event-driven equities. Within the credit-oriented portion, sub-strategies include long/short high yield credit (below investment grade corporate bonds or “junk” bonds), leveraged loans (bank debt, mezzanine, or self-oriented loans), capital structure arbitrage (debt vs. debt or debt vs. equity), and reorganization equity. Within the equity portion, sub- strategies include risk (or merger) arbitrage, holding company arbitrage, special situations and value equities where a change in management, significant product launch, or some other economic catalyst is expected to unlock shareholder wealth. Event-driven managers invest across multiple asset classes and may also seek to exploit shifts in economic cycles.

  Emerging Markets hedge funds typically invest in financial instruments such as equities, sovereign and corporate debt issues and currencies of countries in “emerging” markets. Emerging countries are those in a transitional state from developing to developed.

  Fixed Income Arbitrage hedge funds typically employ strategies that seek to take advantage of price differentials and inefficiencies between related fixed-income securities that are related either economically or statistically. Such funds may limit volatility by hedging out interest rate risk and market exposure.

The Underlying Index generally is based on the premise that hedge fund returns, when aggregated among hedge funds with similar investment styles, display over time significant exposures to a set of common investment strategies and asset classes. By creating an index that has similar exposures to the same investment strategies and asset classes as hedge funds generally, IndexIQ seeks to replicate the beta return characteristics of hedge funds.

The Underlying Index Components of this Strategy generally provide exposures to:

  U.S. large-cap equity;

  U.S. small-cap equity;

  Emerging market equity, debt and sovereign debt;

  Foreign equity (Europe, Australasia & Far East);

  U.S. investment grade debt;

  U.S. government short- and intermediate-term maturity obligations;

  U.S. high yield (or “junk”) debt;

  U.S. Treasury Inflation Protection Securities (“TIPS”);

  U.S. mortgage-backed debt;

  U.S. convertible debt;

  Foreign sovereign debt;

  Foreign currencies and currency futures;

  U.S. and foreign real estate investment trusts;

  Commodities; and

  The implied volatility of the S&P 500® Index

The Underlying Index is unlike traditional market-oriented indexes like the Standard & Poor’s 500® Composite Stock Total Return Index (the “S&P 500 Index”). Instead of tracking the performance of publicly-traded issuers representing a market or industry sector, the Underlying Index seeks to track the returns of distinct hedge fund investment styles. The Fund does not invest in hedge funds, and the Underlying Index does not include hedge funds as Underlying Index Components. The Fund is not a fund of hedge funds.

For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Principal Risks

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. As with all investments, you may lose money in the Fund. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the Underlying ETFs in which it invests.

Underlying Funds Risk

An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Fund’s Underlying Index.

Exchange Traded Vehicle Risk

The value of a Fund’s investment in ETFs, ETVs and exchange-traded notes (“ETNs”) is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Performance Information

The bar chart that follows shows the annual total returns of the Fund’s for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The HFRI Fund of Funds Composite Index is an equally weighted hedge fund index including over 650 domestic and off-shore funds of funds. The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com.

The Fund’s year-to-date total return as of June 30, 2013 was -0.83%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year

Highest Return	4.80%	3Q/2010

Lowest Return	-2.61%	2Q/2010

Average Annual Total Returns as of December 31, 2012
Average Annual Returns		1 Year	Since Inception		Inception Date
IQ Hedge Multi-Strategy Tracker ETF		4.06%	4.24%	[1]	Mar 24, 2009
IQ Hedge Multi-Strategy Tracker ETF After Taxes on Distributions	[2]	3.69%	3.92%	[1]
IQ Hedge Multi-Strategy Tracker ETF After Taxes on Distributions and Sale of Fund Shares	[2]	2.67%	3.51%	[1]
IQ Hedge Multi-Strategy Tracker ETF IQ Hedge Multi-Strategy Index		4.92%	4.96%	[1]
IQ Hedge Multi-Strategy Tracker ETF HFRI Fund of Funds Composite Index		4.79%	4.03%	[1],[3]
IQ Hedge Multi-Strategy Tracker ETF S&P 500�� Index		16.00%	19.24%	[1]
[1]	The Fund commenced operations on March 24, 2009.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[3]	HFRI Fund of Funds Composite Index is calculated from March 31, 2009. Performance information for the Fund in the table above also includes the performance of HFRI Fund of Funds Composite Index. Because index comparisons are generally calculated as of the end of each month, index performance information under the "Since Inception" heading may not be coincident with the inception date of the Fund. In such instances, index performance is generally presented from the month-end nearest to the inception date of the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Hedge Multi-Strategy Tracker ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Hedge Multi-Strategy Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	159.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” which means it invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds. The Underlying Index consists of a number of components (“Underlying Index Components”) selected in accordance with IndexIQ’s rules-based methodology of such Underlying Index. Such Underlying Index Components will include primarily ETFs and/or other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange traded commodity pools (“ETVs”). The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”).

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index seeks to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds that employ various hedge fund investment styles (the “Strategy”). These styles may include but are not limited to long/short equity, macro, market neutral, event-driven, fixed-income arbitrage, emerging markets and other strategies commonly used by hedge fund managers.

Hedge fund investment styles may include but are not limited to long/short equity, macro, market neutral, event-driven, fixed-income arbitrage, emerging markets and other strategies commonly used by hedge fund managers.

  Long/Short hedge funds typically diversify their risks by limiting the net exposure to particular regions, industries, sectors and market capitalization bands, allowing them to focus on company-specific anomalies. At the same time, long/short managers often hedge against un-diversifiable risk, such as market risk (i.e., the returns of the overall equity market). Certain long/short managers focus on specific sectors, regions or industries, on particular investment styles, such as value or growth, or certain types of stocks, such as small or large.

  Macro hedge funds typically employ top-down macro analysis (e.g., political trends, macro economics, etc.) to identify dislocations in equity, fixed-income, currency and commodity markets that are expected to lead to large price movements.

  Market Neutral hedge funds typically invest in both long and short positions in stocks while minimizing exposure to the systematic components of risk. These market neutral strategies seek to have a zero “beta” (or “market”) exposure to one or more systematic risk factors including the overall market (as represented by the S&P 500 Index), economic sectors or industries, market capitalization, region and country. Market neutral strategies that effectively neutralize the market exposure are not impacted by directional moves in the market.

  Event-Driven hedge funds typically invest in a combination of credit opportunities and event-driven equities. Within the credit-oriented portion, sub-strategies include long/short high yield credit (below investment grade corporate bonds or “junk” bonds), leveraged loans (bank debt, mezzanine, or self-oriented loans), capital structure arbitrage (debt vs. debt or debt vs. equity), and reorganization equity. Within the equity portion, sub- strategies include risk (or merger) arbitrage, holding company arbitrage, special situations and value equities where a change in management, significant product launch, or some other economic catalyst is expected to unlock shareholder wealth. Event-driven managers invest across multiple asset classes and may also seek to exploit shifts in economic cycles.

  Emerging Markets hedge funds typically invest in financial instruments such as equities, sovereign and corporate debt issues and currencies of countries in “emerging” markets. Emerging countries are those in a transitional state from developing to developed.

  Fixed Income Arbitrage hedge funds typically employ strategies that seek to take advantage of price differentials and inefficiencies between related fixed-income securities that are related either economically or statistically. Such funds may limit volatility by hedging out interest rate risk and market exposure.

The Underlying Index generally is based on the premise that hedge fund returns, when aggregated among hedge funds with similar investment styles, display over time significant exposures to a set of common investment strategies and asset classes. By creating an index that has similar exposures to the same investment strategies and asset classes as hedge funds generally, IndexIQ seeks to replicate the beta return characteristics of hedge funds.

The Underlying Index Components of this Strategy generally provide exposures to:

  U.S. large-cap equity;

  U.S. small-cap equity;

  Emerging market equity, debt and sovereign debt;

  Foreign equity (Europe, Australasia & Far East);

  U.S. investment grade debt;

  U.S. government short- and intermediate-term maturity obligations;

  U.S. high yield (or “junk”) debt;

  U.S. Treasury Inflation Protection Securities (“TIPS”);

  U.S. mortgage-backed debt;

  U.S. convertible debt;

  Foreign sovereign debt;

  Foreign currencies and currency futures;

  U.S. and foreign real estate investment trusts;

  Commodities; and

  The implied volatility of the S&P 500® Index

The Underlying Index is unlike traditional market-oriented indexes like the Standard & Poor’s 500® Composite Stock Total Return Index (the “S&P 500 Index”). Instead of tracking the performance of publicly-traded issuers representing a market or industry sector, the Underlying Index seeks to track the returns of distinct hedge fund investment styles. The Fund does not invest in hedge funds, and the Underlying Index does not include hedge funds as Underlying Index Components. The Fund is not a fund of hedge funds.

For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is a "fund of funds" which means it invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. As with all investments, you may lose money in the Fund. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the Underlying ETFs in which it invests.

Underlying Funds Risk

An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Fund’s Underlying Index.

Exchange Traded Vehicle Risk

The value of a Fund’s investment in ETFs, ETVs and exchange-traded notes (“ETNs”) is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows shows the annual total returns of the Fund’s for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The HFRI Fund of Funds Composite Index is an equally weighted hedge fund index including over 650 domestic and off-shore funds of funds. The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	HFRI Fund of Funds Composite Index is calculated from March 31, 2009. Performance information for the Fund in the table above also includes the performance of HFRI Fund of Funds Composite Index. Because index comparisons are generally calculated as of the end of each month, index performance information under the "Since Inception" heading may not be coincident with the inception date of the Fund. In such instances, index performance is generally presented from the month-end nearest to the inception date of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-934-0777
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.indexiq.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2013 was -0.83%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year

Highest Return	4.80%	3Q/2010

Lowest Return	-2.61%	2Q/2010

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2013 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.83%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.61%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
IQ Hedge Multi-Strategy Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%	[1]
HFRI Fund of Funds Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.79%
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%	[1],[2]
S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	19.24%	[1]
IQ Hedge Multi-Strategy Tracker ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Annual Return 2010	rr_AnnualReturn2010	2.42%
Annual Return 2011	rr_AnnualReturn2011	0.26%
Annual Return 2012	rr_AnnualReturn2012	4.06%
1 Year	rr_AverageAnnualReturnYear01	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	4.24%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 24, 2009
IQ Hedge Multi-Strategy Tracker ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.69%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%	[1],[4]
IQ Hedge Multi-Strategy Tracker ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.67%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%	[1],[4]

[1]	The Fund commenced operations on March 24, 2009.
[2]	HFRI Fund of Funds Composite Index is calculated from March 31, 2009. Performance information for the Fund in the table above also includes the performance of HFRI Fund of Funds Composite Index. Because index comparisons are generally calculated as of the end of each month, index performance information under the "Since Inception" heading may not be coincident with the inception date of the Fund. In such instances, index performance is generally presented from the month-end nearest to the inception date of the Fund.
[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
[4]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

IQ Hedge Macro Tracker ETF
IQ Hedge Macro Tracker ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Hedge Macro Index (the “Underlying Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		IQ Hedge Macro Tracker ETF
Management Fee		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees & Expenses	[1]	0.25%
Total Annual Fund Operating Expenses	[1]	1.00%
[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
IQ Hedge Macro Tracker ETF	102	318	552	1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 146% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” which means it invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds. The Underlying Index consists of a number of components (“Underlying Index Components”) selected in accordance with IndexIQ’s rules-based methodology of such Underlying Index. Such Underlying Index Components will include primarily ETFs and/or other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange traded commodity pools (“ETVs”). The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”).

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index seeks to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of a combination of hedge funds pursuing a macro strategy and hedge funds pursuing an emerging markets strategy (the “Strategy”). Macro hedge funds typically employ top-down macro analysis (e.g., political trends, macro economics, etc.) to identify dislocations in equity, fixed-income, currency and commodity markets that are expected to lead to large price movements. Emerging Markets hedge funds typically invest in financial instruments such as equities, sovereign and corporate debt issues and currencies of countries in “emerging” markets. Emerging countries are those in a transitional state from developing to developed.

The Underlying Index generally is based on the premise that hedge fund returns, when aggregated among hedge funds with similar investment styles, display over time significant exposures to a set of common investment strategies and asset classes. By creating an index that has similar exposures to the same investment strategies and asset classes as hedge funds generally, IndexIQ seeks to replicate the beta return characteristics of hedge funds.

The Underlying Index Components of this Strategy generally provide exposures to:

  U.S. small-cap equity;

  Emerging market equity, debt and sovereign debt;

  U.S. investment grade debt;

  U.S. government short- and intermediate-term maturity obligations;

  Foreign sovereign debt;

  Foreign currencies and currency futures;

  U.S. and foreign real estate investment trusts ;

  Commodities; and

  The implied volatility of the S&P 500® Index

The Underlying Index is unlike traditional market-oriented indexes like the Standard & Poor’s 500® Composite Stock Total Return Index (the “S&P 500 Index”). Instead of tracking the performance of publicly-traded issuers representing a market or industry sector, the Underlying Index seeks to track the returns of distinct hedge fund investment styles. The Fund does not invest in hedge funds, and the Underlying Index does not include hedge funds as Underlying Index Components. The Fund is not a fund of hedge funds.

For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Principal Risks

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. As with all investments, you may lose money in the Fund. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the Underlying ETFs in which it invests.

Underlying Funds Risk

An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Fund’s Underlying Index.

Exchange Traded Vehicle Risk

The value of a Fund’s investment in ETFs, ETVs and exchange-traded notes (“ETNs”) is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The HFRI Fund of Funds Composite Index is an equally weighted hedge fund index including over 650 domestic and off-shore funds of funds. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com.

The Fund’s year-to-date total return as of June 30, 2013 was -5.93%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year

Highest Return	6.05%	3Q/2010

Lowest Return	-6.45%	3Q/2011

Average Annual Total Returns as of December 31, 2012
Average Annual Returns		1 Year	Since Inception		Inception Date
IQ Hedge Macro Tracker ETF		5.84%	3.77%	[1]	Jun 8, 2009
IQ Hedge Macro Tracker ETF After Taxes on Distributions	[2]	5.25%	3.44%	[1]
IQ Hedge Macro Tracker ETF After Taxes on Distributions and Sale of Fund Shares	[2]	3.86%	3.08%	[1]
IQ Hedge Macro Tracker ETF IQ Hedge Macro Index		6.80%	4.39%	[1]
IQ Hedge Macro Tracker ETF HFRI Fund of Funds Composite Index		4.79%	4.03%	[1],[3]
IQ Hedge Macro Tracker ETF MSCI World Index		16.54%	11.96%	[1]
[1]	The Fund commenced operations on June 8, 2009.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[3]	HFRI Fund of Funds Composite Index is calculated from May 31, 2009. Performance information for the Fund in the table above also includes the performance of HFRI Fund of Funds Composite Index. Because index comparisons are generally calculated as of the end of each month, index performance information under the "Since Inception" heading may not be coincident with the inception date of the Fund. In such instances, index performance is generally presented from the month-end nearest to the inception date of the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Hedge Macro Tracker ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Hedge Macro Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 146% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	146.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” which means it invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds. The Underlying Index consists of a number of components (“Underlying Index Components”) selected in accordance with IndexIQ’s rules-based methodology of such Underlying Index. Such Underlying Index Components will include primarily ETFs and/or other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange traded commodity pools (“ETVs”). The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”).

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index seeks to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of a combination of hedge funds pursuing a macro strategy and hedge funds pursuing an emerging markets strategy (the “Strategy”). Macro hedge funds typically employ top-down macro analysis (e.g., political trends, macro economics, etc.) to identify dislocations in equity, fixed-income, currency and commodity markets that are expected to lead to large price movements. Emerging Markets hedge funds typically invest in financial instruments such as equities, sovereign and corporate debt issues and currencies of countries in “emerging” markets. Emerging countries are those in a transitional state from developing to developed.

The Underlying Index generally is based on the premise that hedge fund returns, when aggregated among hedge funds with similar investment styles, display over time significant exposures to a set of common investment strategies and asset classes. By creating an index that has similar exposures to the same investment strategies and asset classes as hedge funds generally, IndexIQ seeks to replicate the beta return characteristics of hedge funds.

The Underlying Index Components of this Strategy generally provide exposures to:

  U.S. small-cap equity;

  Emerging market equity, debt and sovereign debt;

  U.S. investment grade debt;

  U.S. government short- and intermediate-term maturity obligations;

  Foreign sovereign debt;

  Foreign currencies and currency futures;

  U.S. and foreign real estate investment trusts ;

  Commodities; and

  The implied volatility of the S&P 500® Index

The Underlying Index is unlike traditional market-oriented indexes like the Standard & Poor’s 500® Composite Stock Total Return Index (the “S&P 500 Index”). Instead of tracking the performance of publicly-traded issuers representing a market or industry sector, the Underlying Index seeks to track the returns of distinct hedge fund investment styles. The Fund does not invest in hedge funds, and the Underlying Index does not include hedge funds as Underlying Index Components. The Fund is not a fund of hedge funds.

For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is a "fund of funds" which means it invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. As with all investments, you may lose money in the Fund. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the Underlying ETFs in which it invests.

Underlying Funds Risk

An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Fund’s Underlying Index.

Exchange Traded Vehicle Risk

The value of a Fund’s investment in ETFs, ETVs and exchange-traded notes (“ETNs”) is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The HFRI Fund of Funds Composite Index is an equally weighted hedge fund index including over 650 domestic and off-shore funds of funds. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	HFRI Fund of Funds Composite Index is calculated from May 31, 2009. Performance information for the Fund in the table above also includes the performance of HFRI Fund of Funds Composite Index. Because index comparisons are generally calculated as of the end of each month, index performance information under the "Since Inception" heading may not be coincident with the inception date of the Fund. In such instances, index performance is generally presented from the month-end nearest to the inception date of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-934-0777
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.indexiq.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2013 was -5.93%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year

Highest Return	6.05%	3Q/2010

Lowest Return	-6.45%	3Q/2011

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2013 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.93%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.45%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
IQ Hedge Macro Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.39%	[1]
HFRI Fund of Funds Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.79%
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%	[1],[2]
MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%
Since Inception	rr_AverageAnnualReturnSinceInception	11.96%	[1]
IQ Hedge Macro Tracker ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,225
Annual Return 2010	rr_AnnualReturn2010	4.10%
Annual Return 2011	rr_AnnualReturn2011	(3.42%)
Annual Return 2012	rr_AnnualReturn2012	5.84%
1 Year	rr_AverageAnnualReturnYear01	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 8, 2009
IQ Hedge Macro Tracker ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.25%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%	[1],[4]
IQ Hedge Macro Tracker ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.86%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.08%	[1],[4]

[1]	The Fund commenced operations on June 8, 2009.
[2]	HFRI Fund of Funds Composite Index is calculated from May 31, 2009. Performance information for the Fund in the table above also includes the performance of HFRI Fund of Funds Composite Index. Because index comparisons are generally calculated as of the end of each month, index performance information under the "Since Inception" heading may not be coincident with the inception date of the Fund. In such instances, index performance is generally presented from the month-end nearest to the inception date of the Fund.
[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
[4]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

IQ Hedge Market Neutral Tracker ETF
IQ Hedge Market Neutral Tracker ETF
Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Hedge Market Neutral Index (the “Underlying Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		IQ Hedge Market Neutral Tracker ETF
Management Fee		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.01%
Acquired Fund Fees & Expenses	[1]	0.15%
Total Annual Fund Operating Expenses	[1]	0.91%
[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
IQ Hedge Market Neutral Tracker ETF	93	290	504	1,120

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from October 4, 2012 (commencement of operations) through the most recent fiscal year end, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” which means it invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds. The Underlying Index consists of a number of components (“Underlying Index Components”) selected in accordance with IndexIQ’s rules-based methodology of such Underlying Index. Such Underlying Index Components will include primarily ETFs and/or other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange traded commodity pools (“ETVs”). The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, Financial Instruments”).

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index seeks to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds pursuing a market neutral strategy (the “Strategy”). Market Neutral hedge funds typically invest in both long and short positions in stocks while minimizing exposure to the systematic components of risk. These market neutral strategies seek to have a zero “beta” (or “market”) exposure to one or more systematic risk factors including the overall market (as represented by the S&P 500 Index), economic sectors or industries, market capitalization, region and country. Market neutral strategies that effectively neutralize the market exposure are not impacted by directional moves in the market.

The Underlying Index generally is based on the premise that hedge fund returns, when aggregated among hedge funds with similar investment styles, display over time significant exposures to a set of common investment strategies and asset classes. By creating an index that has similar exposures to the same investment strategies and asset classes as hedge funds generally, IndexIQ seeks to replicate the beta return characteristics of hedge funds.

The Underlying Index Components of this Strategy generally provide exposures to:

  U.S. large-cap equity;

  U.S. small-cap equity;

  Emerging market equity;

  Foreign equity (Europe, Australasia & Far East);

  U.S. investment grade debt;

  U.S. government short- and intermediate-term maturity obligations;

  U.S. high yield (or “junk”) debt;

  U.S. Treasury Inflation Protection Securities (“TIPS”);

  U.S. mortgage-backed debt;

  U.S. convertible debt; and

  Foreign currencies and currency futures.

The Underlying Index is unlike traditional market-oriented indexes like the Standard & Poor’s 500® Composite Stock Total Return Index (the “S&P 500 Index”). Instead of tracking the performance of publicly-traded issuers representing a market or industry sector, the Underlying Index seeks to track the returns of distinct hedge fund investment styles. The Fund does not invest in hedge funds, and the Underlying Index does not include hedge funds as Underlying Index Components. The Fund is not a fund of hedge funds.

For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Principal Risks

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. As with all investments, you may lose money in the Fund. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the Underlying ETFs in which it invests.

Underlying Funds Risk

An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Fund’s Underlying Index.

Exchange Traded Vehicle Risk

The value of a Fund’s investment in ETFs, ETVs and exchange-traded notes (“ETNs”) is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Performance Information

Although the Fund commenced operations on October 4, 2012, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Hedge Market Neutral Tracker ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Hedge Market Neutral Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from October 4, 2012 (commencement of operations) through the most recent fiscal year end, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” which means it invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds. The Underlying Index consists of a number of components (“Underlying Index Components”) selected in accordance with IndexIQ’s rules-based methodology of such Underlying Index. Such Underlying Index Components will include primarily ETFs and/or other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange traded commodity pools (“ETVs”). The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, Financial Instruments”).

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index seeks to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds pursuing a market neutral strategy (the “Strategy”). Market Neutral hedge funds typically invest in both long and short positions in stocks while minimizing exposure to the systematic components of risk. These market neutral strategies seek to have a zero “beta” (or “market”) exposure to one or more systematic risk factors including the overall market (as represented by the S&P 500 Index), economic sectors or industries, market capitalization, region and country. Market neutral strategies that effectively neutralize the market exposure are not impacted by directional moves in the market.

The Underlying Index generally is based on the premise that hedge fund returns, when aggregated among hedge funds with similar investment styles, display over time significant exposures to a set of common investment strategies and asset classes. By creating an index that has similar exposures to the same investment strategies and asset classes as hedge funds generally, IndexIQ seeks to replicate the beta return characteristics of hedge funds.

The Underlying Index Components of this Strategy generally provide exposures to:

  U.S. large-cap equity;

  U.S. small-cap equity;

  Emerging market equity;

  Foreign equity (Europe, Australasia & Far East);

  U.S. investment grade debt;

  U.S. government short- and intermediate-term maturity obligations;

  U.S. high yield (or “junk”) debt;

  U.S. Treasury Inflation Protection Securities (“TIPS”);

  U.S. mortgage-backed debt;

  U.S. convertible debt; and

  Foreign currencies and currency futures.

The Underlying Index is unlike traditional market-oriented indexes like the Standard & Poor’s 500® Composite Stock Total Return Index (the “S&P 500 Index”). Instead of tracking the performance of publicly-traded issuers representing a market or industry sector, the Underlying Index seeks to track the returns of distinct hedge fund investment styles. The Fund does not invest in hedge funds, and the Underlying Index does not include hedge funds as Underlying Index Components. The Fund is not a fund of hedge funds.

For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is a "fund of funds" which means it invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. As with all investments, you may lose money in the Fund. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the Underlying ETFs in which it invests.

Underlying Funds Risk

An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Fund’s Underlying Index.

Exchange Traded Vehicle Risk

The value of a Fund’s investment in ETFs, ETVs and exchange-traded notes (“ETNs”) is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Although the Fund commenced operations on October 4, 2012, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Although the Fund commenced operations on October 4, 2012, no performance information is presented for the Fund because it has been in operation for less than one full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Any past performance of the Fund that will be shown will not be an indication of future results.
IQ Hedge Market Neutral Tracker ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120

[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.

IQ Real Return ETF
IQ Real Return ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Real Return Index (the “Underlying Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		IQ Real Return ETF
Management Fee		0.48%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees & Expenses	[1]	0.20%
Total Annual Fund Operating Expenses	[1]	0.68%
[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
IQ Real Return ETF	69	218	379	847

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” which means it invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds. The Underlying Index consists of a number of components (“Underlying Index Components”) selected in accordance with the rules-based methodology of such Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). Such Underlying Index Components will include primarily ETFs and/or other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange traded commodity pools (“ETVs”). The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”).

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index. The Underlying Index seeks to provide investors with a hedge against the U.S. inflation rate by providing a “real return” or a return above the rate of inflation, as represented by the CPI (the “Strategy”). The CPI, or the Consumer Price Index, which is published by the Bureau of Labor Statistics, is a measure of the average change in prices over time of goods and services purchased by households. The CPI is reported with monthly frequency, but due to seasonality and other factors the monthly change in the CPI is reported both as the 1-month change and also on a rolling 12-month basis (the “Rolling 12-month CPI Returns”). It is the Rolling 12-month CPI Returns, not the monthly returns of the CPI, that the Underlying Index incorporates into its construction process.

The Underlying Index includes exposures to asset classes whose returns incorporate inflation expectations in an attempt to achieve its investment objective. This is based on the premise that capital market returns tend to be forward looking and anticipate economic developments, including inflation expectations. Since the Underlying Index’s objective is to provide a “real return,” as described above, the index construction process involves adding a real return target over and above the CPI returns and using the resulting “nominal returns” (i.e., inflation plus real return) to determine the weights of the Underlying Index Components.

The Underlying Index Components of this Strategy generally provide exposures to:

  U.S. large cap equity;

  U.S. small cap equity;

  Foreign equity (Europe, Australasia & Far East);

  U.S. government short-, intermediate-, and long-term maturity obligations;

  Foreign currencies and currency futures;

  U.S. real estate; and

  Commodities.

For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Principal Risks

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the Underlying ETFs in which it invests.

Underlying Funds Risk

An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Fund’s Underlying Index.

Exchange Traded Vehicle Risk

The value of a Fund’s investment in ETFs, ETVs and exchange-traded notes (“ETNs”) is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Equity Securities Risk

The Fund may have significant exposure to the equity markets through its investment in certain ETFs, which, in turn, may subject the Fund to certain risks, including price fluctuations in response to many factors.

Fixed Income Securities Risk

The Fund may have significant exposure to the fixed income markets through its investment in certain ETFs, which, in turn, may subject the Fund to certain risks, including credit risk and interest rate risk.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and another broad measure of market performance. The Barclays Capital U.S. Short Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between 1 and 12 months.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com.

The Fund’s year-to-date total return as of June 30, 2013 was -2.39%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year

Highest Return	1.78%	3Q/2011

Lowest Return	-0.88%	4Q/2012

Average Annual Total Returns as of December 31, 2012
Average Annual Returns		1 Year	Since Inception		Inception Date
IQ Real Return ETF		1.60%	1.75%	[1]	Oct 26, 2009
IQ Real Return ETF After Taxes on Distributions	[2]	1.59%	1.73%	[1]
IQ Real Return ETF After Taxes on Distributions and Sale of Fund Shares	[2]	1.05%	1.49%	[1]
IQ Real Return ETF Barclays Capital U.S. Short Treasury Bond Index		0.15%	0.22%	[1]
[1]	The Fund commenced operations on October 26, 2009.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Real Return ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Real Return Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” which means it invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds. The Underlying Index consists of a number of components (“Underlying Index Components”) selected in accordance with the rules-based methodology of such Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). Such Underlying Index Components will include primarily ETFs and/or other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange traded commodity pools (“ETVs”). The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”).

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index. The Underlying Index seeks to provide investors with a hedge against the U.S. inflation rate by providing a “real return” or a return above the rate of inflation, as represented by the CPI (the “Strategy”). The CPI, or the Consumer Price Index, which is published by the Bureau of Labor Statistics, is a measure of the average change in prices over time of goods and services purchased by households. The CPI is reported with monthly frequency, but due to seasonality and other factors the monthly change in the CPI is reported both as the 1-month change and also on a rolling 12-month basis (the “Rolling 12-month CPI Returns”). It is the Rolling 12-month CPI Returns, not the monthly returns of the CPI, that the Underlying Index incorporates into its construction process.

The Underlying Index includes exposures to asset classes whose returns incorporate inflation expectations in an attempt to achieve its investment objective. This is based on the premise that capital market returns tend to be forward looking and anticipate economic developments, including inflation expectations. Since the Underlying Index’s objective is to provide a “real return,” as described above, the index construction process involves adding a real return target over and above the CPI returns and using the resulting “nominal returns” (i.e., inflation plus real return) to determine the weights of the Underlying Index Components.

The Underlying Index Components of this Strategy generally provide exposures to:

  U.S. large cap equity;

  U.S. small cap equity;

  Foreign equity (Europe, Australasia & Far East);

  U.S. government short-, intermediate-, and long-term maturity obligations;

  Foreign currencies and currency futures;

  U.S. real estate; and

  Commodities.

For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is a "fund of funds" which means it invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the Underlying ETFs in which it invests.

Underlying Funds Risk

An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Fund’s Underlying Index.

Exchange Traded Vehicle Risk

The value of a Fund’s investment in ETFs, ETVs and exchange-traded notes (“ETNs”) is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Equity Securities Risk

The Fund may have significant exposure to the equity markets through its investment in certain ETFs, which, in turn, may subject the Fund to certain risks, including price fluctuations in response to many factors.

Fixed Income Securities Risk

The Fund may have significant exposure to the fixed income markets through its investment in certain ETFs, which, in turn, may subject the Fund to certain risks, including credit risk and interest rate risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and another broad measure of market performance. The Barclays Capital U.S. Short Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between 1 and 12 months.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one calendar year compared with its underlying index and another broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-934-0777
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.indexiq.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2013 was -2.39%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year

Highest Return	1.78%	3Q/2011

Lowest Return	-0.88%	4Q/2012

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2013 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.88%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
Barclays Capital U.S. Short Treasury Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	0.22%	[1]
IQ Real Return ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
Annual Return 2010	rr_AnnualReturn2010	1.77%
Annual Return 2011	rr_AnnualReturn2011	2.10%
Annual Return 2012	rr_AnnualReturn2012	1.60%
1 Year	rr_AverageAnnualReturnYear01	1.60%
Since Inception	rr_AverageAnnualReturnSinceInception	1.75%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2009
IQ Real Return ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.59%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%	[1],[3]
IQ Real Return ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.05%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.49%	[1],[3]

[1]	The Fund commenced operations on October 26, 2009.
[2]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

IQ Merger Arbitrage ETF
IQ Merger Arbitrage ETF
Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Merger Arbitrage Index (the “Underlying Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		IQ Merger Arbitrage ETF
Management Fee		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.01%
Acquired Fund Fees & Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[1]	0.77%
[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should ot be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
IQ Merger Arbitrage ETF	79	246	428	954

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 374% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index seeks to employ a systematic investment process designed to identify opportunities in companies whose equity securities trade in developed markets, including the U.S., and which are involved in announced mergers, acquisitions and other buyout-related transactions. The Underlying Index seeks to capitalize on the spread between the current market price of the target company’s stock and the price received by the holder of that stock upon consummation of the buyout-related transaction. In addition, the Underlying Index includes short exposure to the U.S. and non-U.S. equity markets.

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. The Underlying Index consists of a number of Underlying Index Components selected in accordance with IndexIQ’s rules-based methodology. Such Underlying Index Components will include primarily U.S. and non-U.S. equity securities. In addition, the Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”).

Pursuant to the Underlying Index’s rules, to the extent there are an insufficient number of target companies in which to invest, insufficient liquidity exists in such companies, or target companies are removed from the Underlying Index between monthly reconstitutions, the Underlying Index will allocate the available cash to one or more short-term fixed income ETFs. In seeking to track the Underlying Index, the Funds may invest, with approximately the same allocation proportions as the Underlying Index, in short-term fixed income ETFs, money market instruments, high quality short-term debt securities, or derivative securities thereon. To the extent the Fund invests in cash and cash equivalents, the Fund will not be pursuing a merger arbitrage strategy.

For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Principal Risks

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Merger Arbitrage Risk

The principal risk associated with the Fund’s investments is that certain of the proposed takeover transactions in which the Fund invests may be renegotiated, terminated or involve a longer time frame than originally contemplated for business reasons or due to regulatory oversight or for other reasons, in each case which may negatively impact the Fund’s returns.

High Portfolio Turnover Risk

The Fund’s investment strategy is likely to result in high portfolio turnover, which, in turn, may result in increased transaction costs to the Fund and lower total returns.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Investment in Foreign Merger Transactions Risk

Investments in foreign companies involved in pending mergers, takeovers and other corporate reorganizations may entail political, cultural, regulatory, legal and tax risks different from those associated with comparable transactions in the U.S.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Foreign Securities Risk

When the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets.

Mid and Small Capitalization Companies Risk

Stocks of mid and small capitalization companies generally are more volatile, more vulnerable to adverse business and economic developments, and more thinly traded relative to those of larger companies.

Currency Risk

Investments directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Equity Securities Risk

The prices of equity securities change in response to many factors.

Foreign Securities Valuation Risk

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders of the Fund will not be able to purchase or sell the Fund’s shares.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses). The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com.

The Fund’s year-to-date total return as of June 30, 2013 was 5.07%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year

Highest Return	3.80%	1Q/2012

Lowest Return	-3.90%	3Q/2011

Average Annual Total Returns as of December 31, 2012
Average Annual Returns		1 Year	Since Inception		Inception Date
IQ Merger Arbitrage ETF		0.60%	0.31%	[1]	Nov 16, 2009
IQ Merger Arbitrage ETF After Taxes on Distributions	[2]	0.55%	0.14%	[1]
IQ Merger Arbitrage ETF After Taxes on Distributions and Sale of Fund Shares	[2]	0.41%	0.17%	[1]
IQ Merger Arbitrage ETF IQ Merger Arbitrage Index		2.53%	1.49%	[1]
IQ Merger Arbitrage ETF MSCI World Index		16.54%	7.27%	[1]
IQ Merger Arbitrage ETF S&P 500�� Index		16.00%	10.66%	[1]
[1]	The Fund commenced operations on November 16, 2009.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Merger Arbitrage ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Merger Arbitrage Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 374% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	374.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should ot be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index seeks to employ a systematic investment process designed to identify opportunities in companies whose equity securities trade in developed markets, including the U.S., and which are involved in announced mergers, acquisitions and other buyout-related transactions. The Underlying Index seeks to capitalize on the spread between the current market price of the target company’s stock and the price received by the holder of that stock upon consummation of the buyout-related transaction. In addition, the Underlying Index includes short exposure to the U.S. and non-U.S. equity markets.

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. The Underlying Index consists of a number of Underlying Index Components selected in accordance with IndexIQ’s rules-based methodology. Such Underlying Index Components will include primarily U.S. and non-U.S. equity securities. In addition, the Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”).

Pursuant to the Underlying Index’s rules, to the extent there are an insufficient number of target companies in which to invest, insufficient liquidity exists in such companies, or target companies are removed from the Underlying Index between monthly reconstitutions, the Underlying Index will allocate the available cash to one or more short-term fixed income ETFs. In seeking to track the Underlying Index, the Funds may invest, with approximately the same allocation proportions as the Underlying Index, in short-term fixed income ETFs, money market instruments, high quality short-term debt securities, or derivative securities thereon. To the extent the Fund invests in cash and cash equivalents, the Fund will not be pursuing a merger arbitrage strategy.

For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Merger Arbitrage Risk

The principal risk associated with the Fund’s investments is that certain of the proposed takeover transactions in which the Fund invests may be renegotiated, terminated or involve a longer time frame than originally contemplated for business reasons or due to regulatory oversight or for other reasons, in each case which may negatively impact the Fund’s returns.

High Portfolio Turnover Risk

The Fund’s investment strategy is likely to result in high portfolio turnover, which, in turn, may result in increased transaction costs to the Fund and lower total returns.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Investment in Foreign Merger Transactions Risk

Investments in foreign companies involved in pending mergers, takeovers and other corporate reorganizations may entail political, cultural, regulatory, legal and tax risks different from those associated with comparable transactions in the U.S.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Foreign Securities Risk

When the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets.

Mid and Small Capitalization Companies Risk

Stocks of mid and small capitalization companies generally are more volatile, more vulnerable to adverse business and economic developments, and more thinly traded relative to those of larger companies.

Currency Risk

Investments directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Equity Securities Risk

The prices of equity securities change in response to many factors.

Foreign Securities Valuation Risk

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders of the Fund will not be able to purchase or sell the Fund’s shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses). The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-934-0777
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.indexiq.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2013 was 5.07%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year

Highest Return	3.80%	1Q/2012

Lowest Return	-3.90%	3Q/2011

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2013 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.90%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
IQ Merger Arbitrage Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.53%
Since Inception	rr_AverageAnnualReturnSinceInception	1.49%	[1]
MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%	[1]
S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	10.66%	[1]
IQ Merger Arbitrage ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
Annual Return 2010	rr_AnnualReturn2010	(0.36%)
Annual Return 2011	rr_AnnualReturn2011	(0.52%)
Annual Return 2012	rr_AnnualReturn2012	0.60%
1 Year	rr_AverageAnnualReturnYear01	0.60%
Since Inception	rr_AverageAnnualReturnSinceInception	0.31%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
IQ Merger Arbitrage ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	0.14%	[1],[3]
IQ Merger Arbitrage ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.41%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	0.17%	[1],[3]

[1]	The Fund commenced operations on November 16, 2009.
[2]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

IQ Global Resources ETF
IQ Global Resources ETF
Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Global Resources Index (the “Underlying Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		IQ Global Resources ETF
Management Fee		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.01%
Acquired Fund Fees & Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[1]	0.77%
[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
IQ Global Resources ETF	79	246	428	954

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index seeks to employ a systematic investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across commodity asset classes, represented by companies that operate in commodity-specific market segments and whose equity securities trade in developed markets, including the U.S. These segments include Livestock; Precious Metals; Grains, Food and Fiber; Energy; Metals; Timber; Coal; and Water. In addition, the Underlying Index includes short exposure to the U.S. and non-U.S. equity markets.

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. The Underlying Index consists of a number of Underlying Index Components selected in accordance with IndexIQ’s rules-based methodology. Such Underlying Index Components will include primarily U.S. and non-U.S. equity securities. In addition, the Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”).

For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Principal Risks

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Global Resources Sector Risk

Because the Fund’s investments are concentrated in the global resources sector, the value of its shares will be affected by factors specific to that sector and may fluctuate more widely than that of a fund which invests in a broad range of industries.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Foreign Securities Risk

When the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets.

Mid and Small Capitalization Companies Risk

Stocks of mid and small capitalization companies generally are more volatile, more vulnerable to adverse business and economic developments, and more thinly traded relative to those of larger companies.

Currency Risk

Investments directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Equity Securities Risk

The prices of equity securities change in response to many factors.

Foreign Securities Valuation Risk

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders of the Fund will not be able to purchase or sell the Fund’s shares.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses). The Dow Jones-UBS Commodity Index is composed of futures contracts on physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com.

The Fund’s year-to-date total return as of June 30, 2013 was -13.14%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year

Highest Return	13.76%	3Q/2010

Lowest Return	-12.15%	3Q/2011

Average Annual Total Returns as of December 31, 2012
Average Annual Returns		1 Year	Since Inception		Inception Date
IQ Global Resources ETF		7.61%	7.15%	[1]	Oct 26, 2009
IQ Global Resources ETF After Taxes on Distributions	[2]	7.45%	6.96%	[1]
IQ Global Resources ETF After Taxes on Distributions and Sale of Fund Shares	[2]	5.24%	6.16%	[1]
IQ Global Resources ETF IQ Global Resources Index		9.39%	8.36%	[1]
IQ Global Resources ETF MSCI World Index		16.54%	8.32%	[1]
IQ Global Resources ETF Dow Jones���UBS Commodity Index		(1.06%)	1.06%	[1]
[1]	The Fund commenced operations on October 26, 2009.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Global Resources ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Global Resources Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index seeks to employ a systematic investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across commodity asset classes, represented by companies that operate in commodity-specific market segments and whose equity securities trade in developed markets, including the U.S. These segments include Livestock; Precious Metals; Grains, Food and Fiber; Energy; Metals; Timber; Coal; and Water. In addition, the Underlying Index includes short exposure to the U.S. and non-U.S. equity markets.

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. The Underlying Index consists of a number of Underlying Index Components selected in accordance with IndexIQ’s rules-based methodology. Such Underlying Index Components will include primarily U.S. and non-U.S. equity securities. In addition, the Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”).

For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Global Resources Sector Risk

Because the Fund’s investments are concentrated in the global resources sector, the value of its shares will be affected by factors specific to that sector and may fluctuate more widely than that of a fund which invests in a broad range of industries.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Foreign Securities Risk

When the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets.

Mid and Small Capitalization Companies Risk

Stocks of mid and small capitalization companies generally are more volatile, more vulnerable to adverse business and economic developments, and more thinly traded relative to those of larger companies.

Currency Risk

Investments directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Equity Securities Risk

The prices of equity securities change in response to many factors.

Foreign Securities Valuation Risk

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders of the Fund will not be able to purchase or sell the Fund’s shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses). The Dow Jones-UBS Commodity Index is composed of futures contracts on physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-934-0777
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.indexiq.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2013 was -13.14%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year

Highest Return	13.76%	3Q/2010

Lowest Return	-12.15%	3Q/2011

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2013 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.15%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
IQ Global Resources Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.39%
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%	[1]
MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%
Since Inception	rr_AverageAnnualReturnSinceInception	8.32%	[1]
Dow Jones���UBS Commodity Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%	[1]
IQ Global Resources ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
Annual Return 2010	rr_AnnualReturn2010	23.93%
Annual Return 2011	rr_AnnualReturn2011	(9.14%)
Annual Return 2012	rr_AnnualReturn2012	7.61%
1 Year	rr_AverageAnnualReturnYear01	7.61%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2009
IQ Global Resources ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.45%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.96%	[1],[3]
IQ Global Resources ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.24%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%	[1],[3]

[1]	The Fund commenced operations on October 26, 2009.
[2]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

IQ Australia Small Cap ETF
IQ Australia Small Cap ETF
INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Australia Small Cap Index (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ Australia Small Cap ETF
Management Fee	0.69%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.69%

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
IQ Australia Small Cap ETF	71	221	384	859

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Australia.

The Underlying Index Components that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuer domiciled in Australia;

  Primary stock exchange listing in Australia;

  Minimum average market capitalization of $150 million for the prior 90 days and as of the quarterly rebalance date;

  Maximum average market capitalization equal to the bottom 15 percent ranking of companies in Australia based on market capitalization for the prior 90 days (the “Market Cap Ceiling”);

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than 10 trading days. Existing Underlying Index Components whose average market capitalization falls below $100 million or increases above the level 65% higher than the Market Cap Ceiling for the 90 days prior to any rebalancing date will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index. As of June 30, 2013, the U.S. dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $250 million to approximately $2.1 billion. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

PRINCIPAL RISKS

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Risks of Investing in Australia

Commodity Exposure Risk. Any negative changes in the agricultural or mining industries could have an adverse impact on the Australian economy.

Geographic Risk. A natural disaster could occur in Australia.

Trading Partners Risk. The Australian economy is heavily dependent upon trading with its key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on Australian markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The Fund will invest in securities denominated in Australian dollars and much of the income received by the Fund will be in Australian dollars, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to Australian dollars to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Industry Concentration Risk

To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

A strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

PERFORMANCE INFORMATION

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com.

The Fund’s year-to-date total return as of June 30, 2013 was -21.58%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.71%	1Q/2012
Lowest Return	-24.29%	3Q/2011

Average Annual Total Returns as of December 31, 2012
Average Annual Returns		1 Year	Since Inception		Inception Date
IQ Australia Small Cap ETF		7.36%	(0.15%)	[1]	Mar 22, 2010
IQ Australia Small Cap ETF After Taxes on Distributions	[2]	7.06%	(1.18%)	[1]
IQ Australia Small Cap ETF After Taxes on Distributions and Sale of Fund Shares	[2]	5.17%	(0.37%)	[1]
IQ Australia Small Cap ETF MSCI EAFE Index		17.90%	4.41%	[1]
[1]	The Fund commenced operations on March 22, 2010.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Australia Small Cap ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Australia Small Cap Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Australia.

The Underlying Index Components that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuer domiciled in Australia;

  Primary stock exchange listing in Australia;

  Minimum average market capitalization of $150 million for the prior 90 days and as of the quarterly rebalance date;

  Maximum average market capitalization equal to the bottom 15 percent ranking of companies in Australia based on market capitalization for the prior 90 days (the “Market Cap Ceiling”);

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than 10 trading days. Existing Underlying Index Components whose average market capitalization falls below $100 million or increases above the level 65% higher than the Market Cap Ceiling for the 90 days prior to any rebalancing date will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index. As of June 30, 2013, the U.S. dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $250 million to approximately $2.1 billion. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Risks of Investing in Australia

Commodity Exposure Risk. Any negative changes in the agricultural or mining industries could have an adverse impact on the Australian economy.

Geographic Risk. A natural disaster could occur in Australia.

Trading Partners Risk. The Australian economy is heavily dependent upon trading with its key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on Australian markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The Fund will invest in securities denominated in Australian dollars and much of the income received by the Fund will be in Australian dollars, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to Australian dollars to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Industry Concentration Risk

To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

A strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-934-0777
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.indexiq.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2013 was -21.58%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.71%	1Q/2012
Lowest Return	-24.29%	3Q/2011

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2013 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(21.58%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.29%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%	[1]
IQ Australia Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	71
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	859
Annual Return 2011	rr_AnnualReturn2011	(23.14%)
Annual Return 2012	rr_AnnualReturn2012	7.36%
1 Year	rr_AverageAnnualReturnYear01	7.36%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.15%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 22, 2010
IQ Australia Small Cap ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.06%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.18%)	[1],[2]
IQ Australia Small Cap ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.17%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.37%)	[1],[2]

[1]	The Fund commenced operations on March 22, 2010.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

IQ Canada Small Cap ETF
IQ Canada Small Cap ETF
INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Canada Small Cap Index (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ Canada Small Cap ETF
Management Fee	0.69%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.70%

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
IQ Canada Small Cap ETF	72	224	390	871

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Canada.

The Underlying Index Components that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuer domiciled in Canada;

  Primary stock exchange listing in Canada;

  Minimum average market capitalization of $150 million for the prior 90 days and as of the quarterly rebalance date;

  Maximum average market capitalization equal to the bottom 15 percent ranking of companies in Canada based on market capitalization for the prior 90 days (the “Market Cap Ceiling”);

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than 10 trading days. Existing Underlying Index Components whose average market capitalization falls below $100 million or increases above the level 65% higher than the Market Cap Ceiling for the 90 days prior to any rebalancing date will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index. As of June 30, 2013, the U.S. dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $365 million to approximately $3.6 billion. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

PRINCIPAL RISKS

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Risks of Investing in Canada

Commodity Exposure Risk. Any negative changes in the agricultural or mining industries could have an adverse impact on the Canadian economy.

Geographic Risk. A natural disaster could occur in Canada.

Trading Partners Risk. The Canadian economy is heavily dependent upon trading with its key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Political Risk. Past demands for sovereignty by the province of Quebec have significantly affected equity valuations and foreign currency movements in the Canadian market.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on Canadian markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The Fund will invest in securities denominated in Canadian dollars and much of the income received by the Fund will be in Canadian dollars, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to Canadian dollars to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Industry Concentration Risk

To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

A strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

PERFORMANCE INFORMATION

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com.

The Fund’s year-to-date total return as of June 30, 2013 was -15.66%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	16.50%	3Q/2012
Lowest Return	-26.48%	3Q/2011

Average Annual Total Returns as of December 31, 2012
Average Annual Returns		1 Year	Since Inception		Inception Date
IQ Canada Small Cap ETF		(5.11%)	(0.32%)	[1]	Mar 22, 2010
IQ Canada Small Cap ETF After Taxes on Distributions	[2]	(5.61%)	(0.65%)	[1]
IQ Canada Small Cap ETF After Taxes on Distributions and Sale of Fund Shares	[2]	(2.63%)	(0.25%)	[1]
IQ Canada Small Cap ETF MSCI EAFE Index		17.90%	4.41%	[1]
[1]	The Fund commenced operations on March 22, 2010.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Canada Small Cap ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Canada Small Cap Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Canada.

The Underlying Index Components that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuer domiciled in Canada;

  Primary stock exchange listing in Canada;

  Minimum average market capitalization of $150 million for the prior 90 days and as of the quarterly rebalance date;

  Maximum average market capitalization equal to the bottom 15 percent ranking of companies in Canada based on market capitalization for the prior 90 days (the “Market Cap Ceiling”);

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than 10 trading days. Existing Underlying Index Components whose average market capitalization falls below $100 million or increases above the level 65% higher than the Market Cap Ceiling for the 90 days prior to any rebalancing date will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index. As of June 30, 2013, the U.S. dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $365 million to approximately $3.6 billion. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Risks of Investing in Canada

Commodity Exposure Risk. Any negative changes in the agricultural or mining industries could have an adverse impact on the Canadian economy.

Geographic Risk. A natural disaster could occur in Canada.

Trading Partners Risk. The Canadian economy is heavily dependent upon trading with its key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Political Risk. Past demands for sovereignty by the province of Quebec have significantly affected equity valuations and foreign currency movements in the Canadian market.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on Canadian markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The Fund will invest in securities denominated in Canadian dollars and much of the income received by the Fund will be in Canadian dollars, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to Canadian dollars to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Industry Concentration Risk

To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

A strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-934-0777
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.indexiq.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2013 was -15.66%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	16.50%	3Q/2012
Lowest Return	-26.48%	3Q/2011

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2013 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.48%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%	[1]
IQ Canada Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	871
Annual Return 2011	rr_AnnualReturn2011	(24.00%)
Annual Return 2012	rr_AnnualReturn2012	(5.11%)
1 Year	rr_AverageAnnualReturnYear01	(5.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.32%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 22, 2010
IQ Canada Small Cap ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.61%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.65%)	[1],[2]
IQ Canada Small Cap ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.63%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.25%)	[1],[2]

[1]	The Fund commenced operations on March 22, 2010.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

IQ Global Agribusiness Small Cap ETF
IQ Global Agribusiness Small Cap ETF
INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Global Agribusiness Small Cap Index (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ Global Agribusiness Small Cap ETF
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
IQ Global Agribusiness Small Cap ETF	77	240	417	930

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the global, small capitalization sector of publicly traded companies that are engaged primarily in the agribusiness sector, including crop production and farming, livestock operations, agricultural machinery, agricultural chemicals, agricultural supplies and logistics, and biofuels (“Agribusiness Companies”).

The Underlying Index Components that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuers that are engaged in the agribusiness sector, as determined by Standard Industrial Classification (“SIC”) code classifications;

  Minimum average market capitalization of $150 million for the prior 90 days and as of the quarterly rebalance date;

  Maximum average market capitalization equal to the bottom 10 percent ranking of Agribusiness Companies globally based on market capitalization for the prior 90 days (the “Market Cap Ceiling”);

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than 10 trading days. Existing Underlying Index Components whose average market capitalization falls below $100 million or increases above the level 65% higher than the Market Cap Ceiling for the 90 days prior to any rebalancing date will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index. As of June 30, 2013, the U.S. dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $171 million to approximately $3.7 billion. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

PRINCIPAL RISKS

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Risks of Investing in the Global Agribusiness Sector

Adverse weather conditions, economic forces and government policy and regulation could adversely affect the Fund’s portfolio companies and, thus, the Fund’s financial situation and performance.

Relationship to Commodities

The Underlying Index measures the performance of securities of Agribusiness Companies and not the agricultural commodities in which they trade. The securities of Agribusiness Companies may under- or over-perform agricultural commodities over the short-term or the long-term.

Equity Risk

The value of the securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on foreign markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The value of foreign securities will be denominated in foreign currencies and converted into U.S. dollars for the calculation of the Underlying Index and the Fund’s NAV. To the extent the exchange rates used to calculate the Fund’s NAV differ from the exchange rates used in calculating the Underlying Index, the Fund’s ability to track the Underlying Index may be adversely impacted.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Industry Concentration Risk

The Fund will be concentrated in the agribusiness sector and the related industries. Concentrated Fund investments in industries related to the agribusiness sector will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

A strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

PERFORMANCE INFORMATION

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com.

The Fund’s year-to-date total return as of June 30, 2013 was 1.02%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	11.93%	1Q/2012
Lowest Return	-6.88%	2Q/2012

Average Annual Total Returns as of December 31, 2012
Average Annual Returns		1 Year	Since Inception		Inception Date
IQ Global Agribusiness Small Cap ETF		13.69%	1.45%	[1]	Mar 22, 2011
IQ Global Agribusiness Small Cap ETF After Taxes on Distributions	[2]	13.62%	1.35%	[1]
IQ Global Agribusiness Small Cap ETF After Taxes on Distributions and Sale of Fund Shares	[2]	9.37%	1.32%	[1]
IQ Global Agribusiness Small Cap ETF IQ Global Agribusiness Small Cap Index		14.51%	1.66%	[1]
[1]	The Fund commenced operations on March 22, 2011.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Global Agribusiness Small Cap ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Global Agribusiness Small Cap Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the global, small capitalization sector of publicly traded companies that are engaged primarily in the agribusiness sector, including crop production and farming, livestock operations, agricultural machinery, agricultural chemicals, agricultural supplies and logistics, and biofuels (“Agribusiness Companies”).

The Underlying Index Components that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuers that are engaged in the agribusiness sector, as determined by Standard Industrial Classification (“SIC”) code classifications;

  Minimum average market capitalization of $150 million for the prior 90 days and as of the quarterly rebalance date;

  Maximum average market capitalization equal to the bottom 10 percent ranking of Agribusiness Companies globally based on market capitalization for the prior 90 days (the “Market Cap Ceiling”);

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than 10 trading days. Existing Underlying Index Components whose average market capitalization falls below $100 million or increases above the level 65% higher than the Market Cap Ceiling for the 90 days prior to any rebalancing date will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index. As of June 30, 2013, the U.S. dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $171 million to approximately $3.7 billion. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Risks of Investing in the Global Agribusiness Sector

Adverse weather conditions, economic forces and government policy and regulation could adversely affect the Fund’s portfolio companies and, thus, the Fund’s financial situation and performance.

Relationship to Commodities

The Underlying Index measures the performance of securities of Agribusiness Companies and not the agricultural commodities in which they trade. The securities of Agribusiness Companies may under- or over-perform agricultural commodities over the short-term or the long-term.

Equity Risk

The value of the securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on foreign markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The value of foreign securities will be denominated in foreign currencies and converted into U.S. dollars for the calculation of the Underlying Index and the Fund’s NAV. To the extent the exchange rates used to calculate the Fund’s NAV differ from the exchange rates used in calculating the Underlying Index, the Fund’s ability to track the Underlying Index may be adversely impacted.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Industry Concentration Risk

The Fund will be concentrated in the agribusiness sector and the related industries. Concentrated Fund investments in industries related to the agribusiness sector will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

A strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's Shares and the possibility of significant losses.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one calendar year compared with its underlying index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-934-0777
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.indexiq.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2013 was 1.02%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	11.93%	1Q/2012
Lowest Return	-6.88%	2Q/2012

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2013 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.88%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
IQ Global Agribusiness Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.51%
Since Inception	rr_AverageAnnualReturnSinceInception	1.66%	[1]
IQ Global Agribusiness Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	930
Annual Return 2012	rr_AnnualReturn2012	13.69%
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 22, 2011
IQ Global Agribusiness Small Cap ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.62%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.35%	[1],[2]
IQ Global Agribusiness Small Cap ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.37%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%	[1],[2]

[1]	The Fund commenced operations on March 22, 2011.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

IQ Global Oil Small Cap ETF
IQ Global Oil Small Cap ETF
INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Global Oil Small Cap Index (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ Global Oil Small Cap ETF
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.76%

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
IQ Global Oil Small Cap ETF	78	243	422	942

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the global, small capitalization sector of publicly traded companies that are engaged primarily in the oil sector, including exploration and production, refining and marketing, and equipment, services and drilling (“Oil Companies”).

The Underlying Index Components that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuers that are engaged in the oil sector, as determined by Standard Industrial Classification (“SIC”) code classifications;

  Minimum average market capitalization of $150 million for the prior 90 days and as of the quarterly rebalance date;

  Maximum average market capitalization equal to the bottom 10 percent ranking of Oil Companies globally based on market capitalization for the prior 90 days (the “Market Cap Ceiling”);

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than 10 trading days. Existing Underlying Index Components whose average market capitalization falls below $100 million or increases above the level 65% higher than the Market Cap Ceiling for the 90 days prior to any rebalancing date will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index. As of June 30, 2013, the U.S. dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $170 million to approximately $6.3 billion. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

PRINCIPAL RISKS

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Risks of Investing in the Global Oil Sector

General. Exploration for, and production of, oil is an uncertain process with many risks. The risks and hazards that are inherent in the oil industry may cause the price of oil to widely fluctuate, which may have a negative effect on Oil Companies.

Regulation Risk. Strict or limited government regulation may impact the price of oil and the performance of Oil Companies.

Environmental Regulation Risk. Environmental and other governmental laws and regulations have increased the costs to plan, design, drill, install, operate and abandon oil wells.

Operating Risks. The oil industry experiences numerous operating risks which may impact the performance of Oil Companies.

Seasonality Risk. The price of oil may fluctuate on a seasonal basis.

Relationship to Commodities

The Underlying Index measures the performance of securities of Oil Companies and not oil. The securities of Oil Companies may under- or over-perform oil over the short-term or the long-term.

Equity Risk

The value of the securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on foreign markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The value of foreign securities will be denominated in foreign currencies and converted into U.S. dollars for the calculation of the Underlying Index and the Fund’s NAV. To the extent the exchange rates used to calculate the Fund’s NAV differ from the exchange rates used in calculating the Underlying Index, the Fund’s ability to track the Underlying Index may be adversely impacted.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Industry Concentration Risk

The Fund will be concentrated in the oil sector and the related industries. Concentrated Fund investments in industries related to the oil sector will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

A strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

PERFORMANCE INFORMATION

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com

The Fund’s year-to-date total return as of June 30, 2013 was 7.72%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.63%	1Q/2012
Lowest Return	-14.96%	2Q/2012

Average Annual Total Returns as of December 31, 2012
Average Annual Returns		1 Year	Since Inception		Inception Date
IQ Global Oil Small Cap ETF		11.87%	(6.37%)	[1]	May 4, 2011
IQ Global Oil Small Cap ETF After Taxes on Distributions	[2]	11.57%	(6.58%)	[1]
IQ Global Oil Small Cap ETF After Taxes on Distributions and Sale of Fund Shares	[2]	8.10%	(5.40%)	[1]
IQ Global Oil Small Cap ETF IQ Global Oil Small Cap Index		13.10%	(5.56%)	[1]
[1]	The Fund commenced operations on May 4, 2011.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Global Oil Small Cap ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Global Oil Small Cap Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the global, small capitalization sector of publicly traded companies that are engaged primarily in the oil sector, including exploration and production, refining and marketing, and equipment, services and drilling (“Oil Companies”).

The Underlying Index Components that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuers that are engaged in the oil sector, as determined by Standard Industrial Classification (“SIC”) code classifications;

  Minimum average market capitalization of $150 million for the prior 90 days and as of the quarterly rebalance date;

  Maximum average market capitalization equal to the bottom 10 percent ranking of Oil Companies globally based on market capitalization for the prior 90 days (the “Market Cap Ceiling”);

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than 10 trading days. Existing Underlying Index Components whose average market capitalization falls below $100 million or increases above the level 65% higher than the Market Cap Ceiling for the 90 days prior to any rebalancing date will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index. As of June 30, 2013, the U.S. dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $170 million to approximately $6.3 billion. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Risks of Investing in the Global Oil Sector

General. Exploration for, and production of, oil is an uncertain process with many risks. The risks and hazards that are inherent in the oil industry may cause the price of oil to widely fluctuate, which may have a negative effect on Oil Companies.

Regulation Risk. Strict or limited government regulation may impact the price of oil and the performance of Oil Companies.

Environmental Regulation Risk. Environmental and other governmental laws and regulations have increased the costs to plan, design, drill, install, operate and abandon oil wells.

Operating Risks. The oil industry experiences numerous operating risks which may impact the performance of Oil Companies.

Seasonality Risk. The price of oil may fluctuate on a seasonal basis.

Relationship to Commodities

The Underlying Index measures the performance of securities of Oil Companies and not oil. The securities of Oil Companies may under- or over-perform oil over the short-term or the long-term.

Equity Risk

The value of the securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on foreign markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The value of foreign securities will be denominated in foreign currencies and converted into U.S. dollars for the calculation of the Underlying Index and the Fund’s NAV. To the extent the exchange rates used to calculate the Fund’s NAV differ from the exchange rates used in calculating the Underlying Index, the Fund’s ability to track the Underlying Index may be adversely impacted.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Industry Concentration Risk

The Fund will be concentrated in the oil sector and the related industries. Concentrated Fund investments in industries related to the oil sector will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

A strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's Shares and the possibility of significant losses.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one calendar year compared with its underlying index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-934-0777
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.indexiq.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2013 was 7.72%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.63%	1Q/2012
Lowest Return	-14.96%	2Q/2012

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2013 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.96%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
IQ Global Oil Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.10%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.56%)	[1]
IQ Global Oil Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	942
Annual Return 2012	rr_AnnualReturn2012	11.87%
1 Year	rr_AverageAnnualReturnYear01	11.87%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.37%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2011
IQ Global Oil Small Cap ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.57%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.58%)	[1],[2]
IQ Global Oil Small Cap ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.10%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.40%)	[1],[2]

[1]	The Fund commenced operations on May 4, 2011.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

IQ Mexico Small Cap ETF
IQ Mexico Small Cap ETF
INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Mexico Small Cap Index (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		IQ Mexico Small Cap ETF
Management Fee		0.69%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.69%
[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
IQ Mexico Small Cap ETF	71	221

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Mexico.

The components of the Underlying Index (the “Underlying Index Components”) that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuer domiciled in Mexico;

  Primary stock exchange listing in Mexico;

  Minimum average market capitalization of $150 million for the prior 90 days and as of the quarterly rebalance date;

  Maximum average market capitalization equal to the bottom 15% ranking of companies in Mexico based on market capitalization for the prior 90 days (the “Market Cap Ceiling”);

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than ten trading days. Existing Underlying Index Components whose average market capitalization falls below $100 million or increases above the level 65% higher than the Market Cap Ceiling for the 90 days prior to any rebalancing date will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index.

As of June 30, 2013, the United States (“U.S.”) dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $155 million to approximately $3.7 billion.

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

PRINCIPAL RISKS

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Risks of Investing in Mexico

Security Risk. Mexico has experienced security issues at times, which could have an adverse impact on the Mexican economy.

Structural Risks. The Mexican economy is subject to considerable levels of economic, political and social instability, and historically has experienced significant currency volatility.

Trading Partners Risk. The Mexican economy is heavily dependent upon trading with its key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on Mexican markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The Fund will invest in securities denominated in Mexican pesos and much of the income received by the Fund will be in Mexican pesos, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to Mexican pesos to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Concentration Risk

To the extent that the Fund’s investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

PERFORMANCE INFORMATION
As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Mexico Small Cap ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Mexico Small Cap Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a "Secondary Market") may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Mexico.

The components of the Underlying Index (the “Underlying Index Components”) that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuer domiciled in Mexico;

  Primary stock exchange listing in Mexico;

  Minimum average market capitalization of $150 million for the prior 90 days and as of the quarterly rebalance date;

  Maximum average market capitalization equal to the bottom 15% ranking of companies in Mexico based on market capitalization for the prior 90 days (the “Market Cap Ceiling”);

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than ten trading days. Existing Underlying Index Components whose average market capitalization falls below $100 million or increases above the level 65% higher than the Market Cap Ceiling for the 90 days prior to any rebalancing date will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index.

As of June 30, 2013, the United States (“U.S.”) dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $155 million to approximately $3.7 billion.

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Risks of Investing in Mexico

Security Risk. Mexico has experienced security issues at times, which could have an adverse impact on the Mexican economy.

Structural Risks. The Mexican economy is subject to considerable levels of economic, political and social instability, and historically has experienced significant currency volatility.

Trading Partners Risk. The Mexican economy is heavily dependent upon trading with its key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on Mexican markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The Fund will invest in securities denominated in Mexican pesos and much of the income received by the Fund will be in Mexican pesos, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to Mexican pesos to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Concentration Risk

To the extent that the Fund’s investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's Shares and the possibility of significant losses.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
IQ Mexico Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	71
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221

[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

IQ Asian Tigers ETF
IQ Asian Tigers ETF
INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Asian Tigers Index (the “Underlying Index”).
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		IQ Asian Tigers ETF
Management Fee		0.79%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.79%
[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
IQ Asian Tigers ETF	81	253

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of publicly traded companies domiciled and primarily listed on an exchange in most or all of the following markets: Hong Kong, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, Thailand, and Vietnam (collectively, the “Asian Tiger Markets”).

The components of the Underlying Index (the “Underlying Index Components”) that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuer domiciled in the Asian Tiger Markets;

  Primary stock exchange listing in the Asian Tiger Markets;

  Minimum average market capitalization of $500 million for the prior 90 days and as of the quarterly rebalance date;

  Minimum average market capitalization equal to the top 85% ranking of companies in the Asian Tiger Markets based on market capitalization for the prior 90 days;

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than ten trading days. Existing Underlying Index Components whose average market capitalization falls below the top 90% ranking of companies in the Asian Tiger Markets for the 90 days prior to any rebalancing date will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index.

As of June 30, 2013, the United States (“U.S.”) dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $3.0 billion to approximately $173.0 billion.

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

PRINCIPAL RISKS

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Emerging Markets Risk

The Fund is expected to invest in securities in most or all of the following emerging market countries: Indonesia, Malaysia, Philippines, South Korea, Taiwan, Thailand, and Vietnam. The Fund’s investment in an emerging market country may be subject to a greater risk of loss than investments in developed markets.

Country Risk

The Fund’s investment in an Asian Tiger Market country subjects the Fund to the risks specific to investing in Indonesia, Malaysia, the Philippines, South Korea, Taiwan, Thailand, or Vietnam, as applicable.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on Asian Tiger Markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The Fund will invest in securities denominated in the currencies of the countries in the Asian Tiger Markets and much of the income received by the Fund will be in the currencies of the countries in the Asian Tiger Markets, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to the currencies of the countries in the Asian Tiger Markets to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Risk of Cash Transactions

Unlike most exchange-traded funds (“ETFs”), the Fund currently intends to effect all creations and redemptions in a significant proportion for cash, rather than in-kind securities, thereby potentially subjecting shareholders to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Additionally, the purchase or sale of foreign securities upon a creation or to facilitate a redemption, as applicable, may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Concentration Risk

To the extent that the Fund’s investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

PERFORMANCE INFORMATION
As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Asian Tigers ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Asian Tigers Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a "Secondary Market") may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of publicly traded companies domiciled and primarily listed on an exchange in most or all of the following markets: Hong Kong, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, Thailand, and Vietnam (collectively, the “Asian Tiger Markets”).

The components of the Underlying Index (the “Underlying Index Components”) that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuer domiciled in the Asian Tiger Markets;

  Primary stock exchange listing in the Asian Tiger Markets;

  Minimum average market capitalization of $500 million for the prior 90 days and as of the quarterly rebalance date;

  Minimum average market capitalization equal to the top 85% ranking of companies in the Asian Tiger Markets based on market capitalization for the prior 90 days;

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than ten trading days. Existing Underlying Index Components whose average market capitalization falls below the top 90% ranking of companies in the Asian Tiger Markets for the 90 days prior to any rebalancing date will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index.

As of June 30, 2013, the United States (“U.S.”) dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $3.0 billion to approximately $173.0 billion.

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Emerging Markets Risk

The Fund is expected to invest in securities in most or all of the following emerging market countries: Indonesia, Malaysia, Philippines, South Korea, Taiwan, Thailand, and Vietnam. The Fund’s investment in an emerging market country may be subject to a greater risk of loss than investments in developed markets.

Country Risk

The Fund’s investment in an Asian Tiger Market country subjects the Fund to the risks specific to investing in Indonesia, Malaysia, the Philippines, South Korea, Taiwan, Thailand, or Vietnam, as applicable.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on Asian Tiger Markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The Fund will invest in securities denominated in the currencies of the countries in the Asian Tiger Markets and much of the income received by the Fund will be in the currencies of the countries in the Asian Tiger Markets, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to the currencies of the countries in the Asian Tiger Markets to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Risk of Cash Transactions

Unlike most exchange-traded funds (“ETFs”), the Fund currently intends to effect all creations and redemptions in a significant proportion for cash, rather than in-kind securities, thereby potentially subjecting shareholders to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Additionally, the purchase or sale of foreign securities upon a creation or to facilitate a redemption, as applicable, may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Concentration Risk

To the extent that the Fund’s investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's Shares and the possibility of significant losses.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
IQ Asian Tigers ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	253

[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

IQ Asian Tigers Consumer ETF
IQ Asian Tigers Consumer ETF
INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Asian Tigers Consumer Index (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		IQ Asian Tigers Consumer ETF
Management Fee		0.79%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.79%
[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
IQ Asian Tigers Consumer ETF	81	253

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of publicly traded companies operating in the consumer sector and domiciled and primarily listed on an exchange in most or all of the following markets: Hong Kong, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, Thailand, and Vietnam (collectively, the “Asian Tiger Markets”). The Fund defines ‘consumer companies” as companies that are included in the Underlying Index at the time of purchase and generally include companies whose businesses involve: automobile, automobile parts, consumer retailers, food and beverage, personal goods, personal services, household goods, textiles, apparel, leisure goods, leisure services, hotels, restaurants and media.

The components of the Underlying Index (the “Underlying Index Components”) that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuer domiciled in the Asian Tiger Markets;

  Primary stock exchange listing in the Asian Tiger Markets;

  Principal business in consumer sector;

  Minimum average market capitalization of $150 million for the prior 90 days and as of the quarterly rebalance date;

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than ten trading days.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index.

As of June 30, 2013, the United States (“U.S.”) dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $2.5 billion to approximately $173.0 billion.

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

PRINCIPAL RISKS

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Emerging Markets Risk

The Fund is expected to invest in securities in the following emerging market countries: Indonesia, Malaysia, Philippines, South Korea, Taiwan, Thailand, and Vietnam. The Fund’s investment in an emerging market country may be subject to a greater risk of loss than investments in developed markets.

Country Risk

The Fund’s investment in an Asian Tiger Market country subjects the Fund to the risks specific to investing in Indonesia, Malaysia, the Philippines, South Korea, Taiwan, Thailand, or Vietnam, as applicable.

Consumer Sector Risk

The consumer sector may be strongly affected by fads, overall economic conditions, consumer spending habits, government regulation and demographics, any of which could have an adverse effect on the performance of the Fund.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on Asian Tiger Markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The Fund will invest in securities denominated in the currencies of the countries in the Asian Tiger Markets and much of the income received by the Fund will be in the currencies of the countries in the Asian Tiger Markets, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to the currencies of the countries in the Asian Tiger Markets to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Risk of Cash Transactions

Unlike most exchange-traded funds (“ETFs”), the Fund currently intends to effect all creations and redemptions in a significant proportion for cash, rather than in-kind securities, thereby potentially subjecting shareholders to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Additionally, the purchase or sale of foreign securities upon a creation or to facilitate a redemption, as applicable, may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Concentration Risk

To the extent that the Fund’s investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

PERFORMANCE INFORMATION
As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Asian Tigers Consumer ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Asian Tigers Consumer Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a "Secondary Market") may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of publicly traded companies operating in the consumer sector and domiciled and primarily listed on an exchange in most or all of the following markets: Hong Kong, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, Thailand, and Vietnam (collectively, the “Asian Tiger Markets”). The Fund defines ‘consumer companies” as companies that are included in the Underlying Index at the time of purchase and generally include companies whose businesses involve: automobile, automobile parts, consumer retailers, food and beverage, personal goods, personal services, household goods, textiles, apparel, leisure goods, leisure services, hotels, restaurants and media.

The components of the Underlying Index (the “Underlying Index Components”) that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuer domiciled in the Asian Tiger Markets;

  Primary stock exchange listing in the Asian Tiger Markets;

  Principal business in consumer sector;

  Minimum average market capitalization of $150 million for the prior 90 days and as of the quarterly rebalance date;

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than ten trading days.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index.

As of June 30, 2013, the United States (“U.S.”) dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $2.5 billion to approximately $173.0 billion.

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Emerging Markets Risk

The Fund is expected to invest in securities in the following emerging market countries: Indonesia, Malaysia, Philippines, South Korea, Taiwan, Thailand, and Vietnam. The Fund’s investment in an emerging market country may be subject to a greater risk of loss than investments in developed markets.

Country Risk

The Fund’s investment in an Asian Tiger Market country subjects the Fund to the risks specific to investing in Indonesia, Malaysia, the Philippines, South Korea, Taiwan, Thailand, or Vietnam, as applicable.

Consumer Sector Risk

The consumer sector may be strongly affected by fads, overall economic conditions, consumer spending habits, government regulation and demographics, any of which could have an adverse effect on the performance of the Fund.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on Asian Tiger Markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The Fund will invest in securities denominated in the currencies of the countries in the Asian Tiger Markets and much of the income received by the Fund will be in the currencies of the countries in the Asian Tiger Markets, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to the currencies of the countries in the Asian Tiger Markets to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Risk of Cash Transactions

Unlike most exchange-traded funds (“ETFs”), the Fund currently intends to effect all creations and redemptions in a significant proportion for cash, rather than in-kind securities, thereby potentially subjecting shareholders to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Additionally, the purchase or sale of foreign securities upon a creation or to facilitate a redemption, as applicable, may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Concentration Risk

To the extent that the Fund’s investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's Shares and the possibility of significant losses.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
IQ Asian Tigers Consumer ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	253

[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

IQ Asian Tigers Small Cap ETF
IQ Asian Tigers Small Cap ETF
INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Asian Tigers Small Cap Index (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		IQ Asian Tigers Small Cap ETF
Management Fee		0.79%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.79%
[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
IQ Asian Tigers Small Cap ETF	81	253

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in most or all of the following markets: Hong Kong, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, Thailand, and Vietnam (collectively, the “Asian Tiger Markets”).

The components of the Underlying Index (the “Underlying Index Components”) that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuer domiciled in the Asian Tiger Markets;

  Primary stock exchange listing in the Asian Tiger Markets;

  Minimum average market capitalization of $150 million for the prior 90 days and as of the quarterly rebalance date;

  Maximum average market capitalization equal to the bottom 15% ranking of companies in the Asian Tiger Markets based on market capitalization for the prior 90 days (the “Market Cap Ceiling”);

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than ten trading days. Existing Underlying Index Components whose average market capitalization falls below $100 million or increases above the level 65% higher than the Market Cap Ceiling for the 90 days prior to any rebalancing date will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index.

As of June 30, 2013, the United States (“U.S.”) dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $290 million to approximately $700 million.

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

PRINCIPAL RISKS

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Emerging Markets Risk

The Fund is expected to invest in securities in the following emerging market countries: Indonesia, Malaysia, Philippines, South Korea, Taiwan, Thailand, and Vietnam. The Fund’s investment in an emerging market country may be subject to a greater risk of loss than investments in developed markets.

Country Risk

The Fund’s investment in an Asian Tiger Market country subjects the Fund to the risks specific to investing in Indonesia, Malaysia, the Philippines, South Korea, Taiwan, Thailand, or Vietnam, as applicable.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on Asian Tiger Markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The Fund will invest in securities denominated in the currencies of the countries in the Asian Tiger Markets and much of the income received by the Fund will be in the currencies of the countries in the Asian Tiger Markets, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to the currencies of the countries in the Asian Tiger Markets to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Risk of Cash Transactions

Unlike most exchange-traded funds (“ETFs”), the Fund currently intends to effect all creations and redemptions in a significant proportion for cash, rather than in-kind securities, thereby potentially subjecting shareholders to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Additionally, the purchase or sale of foreign securities upon a creation or to facilitate a redemption, as applicable, may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Concentration Risk

To the extent that the Fund’s investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

PERFORMANCE INFORMATION
As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Asian Tigers Small Cap ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Asian Tigers Small Cap Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a "Secondary Market") may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in most or all of the following markets: Hong Kong, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, Thailand, and Vietnam (collectively, the “Asian Tiger Markets”).

The components of the Underlying Index (the “Underlying Index Components”) that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuer domiciled in the Asian Tiger Markets;

  Primary stock exchange listing in the Asian Tiger Markets;

  Minimum average market capitalization of $150 million for the prior 90 days and as of the quarterly rebalance date;

  Maximum average market capitalization equal to the bottom 15% ranking of companies in the Asian Tiger Markets based on market capitalization for the prior 90 days (the “Market Cap Ceiling”);

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than ten trading days. Existing Underlying Index Components whose average market capitalization falls below $100 million or increases above the level 65% higher than the Market Cap Ceiling for the 90 days prior to any rebalancing date will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index.

As of June 30, 2013, the United States (“U.S.”) dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $290 million to approximately $700 million.

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Emerging Markets Risk

The Fund is expected to invest in securities in the following emerging market countries: Indonesia, Malaysia, Philippines, South Korea, Taiwan, Thailand, and Vietnam. The Fund’s investment in an emerging market country may be subject to a greater risk of loss than investments in developed markets.

Country Risk

The Fund’s investment in an Asian Tiger Market country subjects the Fund to the risks specific to investing in Indonesia, Malaysia, the Philippines, South Korea, Taiwan, Thailand, or Vietnam, as applicable.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on Asian Tiger Markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The Fund will invest in securities denominated in the currencies of the countries in the Asian Tiger Markets and much of the income received by the Fund will be in the currencies of the countries in the Asian Tiger Markets, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to the currencies of the countries in the Asian Tiger Markets to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Risk of Cash Transactions

Unlike most exchange-traded funds (“ETFs”), the Fund currently intends to effect all creations and redemptions in a significant proportion for cash, rather than in-kind securities, thereby potentially subjecting shareholders to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Additionally, the purchase or sale of foreign securities upon a creation or to facilitate a redemption, as applicable, may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Concentration Risk

To the extent that the Fund’s investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's Shares and the possibility of significant losses.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
IQ Asian Tigers Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	253

[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

IQ Asia Pacific ex-Japan Small Cap ETF
IQ Asia Pacific ex-Japan Small Cap ETF
INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Asia Pacific ex-Japan Small Cap Index (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		IQ Asia Pacific ex-Japan Small Cap ETF
Management Fee		0.69%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.69%
[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
IQ Asia Pacific ex-Japan Small Cap ETF	71	221

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in the following markets: Australia, Hong Kong, New Zealand, and Singapore (together, the “Asian Pacific ex-Japan Region”).

The components of the Underlying Index (the “Underlying Index Components”) that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuer domiciled in Australia, Hong Kong, New Zealand or Singapore;

  Primary stock exchange listing in Australia, Hong Kong, New Zealand or Singapore;

  Minimum average market capitalization of $150 million for the prior 90 days and as of the quarterly rebalance date;

  Maximum average market capitalization equal to the bottom 15% ranking of companies in Australia, Hong Kong, New Zealand and Singapore based on market capitalization for the prior 90 days (the “Market Cap Ceiling”);

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than ten trading days. Existing Underlying Index Components whose average market capitalization falls below $100 million or increases above the level 65% higher than the Market Cap Ceiling for the 90 days prior to any rebalancing date will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index.

As of June 30, 2013, the United States (“U.S.”) dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $1.0 billion to approximately $2.1 billion.

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

PRINCIPAL RISKS

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Risks of Investing in Asia Pacific ex-Japan Region

Commodity Exposure Risk. The agricultural and mining sectors of Australia’s and New Zealand’s economies account for the majority of their exports.

Lack of Natural Resources Risk. Hong Kong and Singapore are small island states with few raw material resources and limited land area and each is reliant on imports for their commodity needs.

Trading Partners Risk. The countries in the Asia Pacific ex-Japan Region are heavily dependent upon trading with their key partners. Any reduction in this trading may cause an adverse impact on the economies in which the Fund invests.

Country Risk. The Fund’s investment in a country in the Asia Pacific ex-Japan Region subjects the Fund to the risks specific to investing in Australia, Hong Kong, New Zealand, or Singapore, as applicable.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on Australia, Hong Kong, New Zealand and Singapore markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The Fund will invest in securities denominated in the currencies of the countries in Australia, Hong Kong, New Zealand and Singapore and much of the income received by the Fund will be in the currencies of Australia, Hong Kong, New Zealand and Singapore, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to the currencies of Australia, Hong Kong, New Zealand and Singapore to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Concentration Risk

To the extent that the Fund’s investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

PERFORMANCE INFORMATION
As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Asia Pacific ex-Japan Small Cap ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Asia Pacific ex-Japan Small Cap Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a "Secondary Market") may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in the following markets: Australia, Hong Kong, New Zealand, and Singapore (together, the “Asian Pacific ex-Japan Region”).

The components of the Underlying Index (the “Underlying Index Components”) that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuer domiciled in Australia, Hong Kong, New Zealand or Singapore;

  Primary stock exchange listing in Australia, Hong Kong, New Zealand or Singapore;

  Minimum average market capitalization of $150 million for the prior 90 days and as of the quarterly rebalance date;

  Maximum average market capitalization equal to the bottom 15% ranking of companies in Australia, Hong Kong, New Zealand and Singapore based on market capitalization for the prior 90 days (the “Market Cap Ceiling”);

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than ten trading days. Existing Underlying Index Components whose average market capitalization falls below $100 million or increases above the level 65% higher than the Market Cap Ceiling for the 90 days prior to any rebalancing date will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index.

As of June 30, 2013, the United States (“U.S.”) dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $1.0 billion to approximately $2.1 billion.

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Risks of Investing in Asia Pacific ex-Japan Region

Commodity Exposure Risk. The agricultural and mining sectors of Australia’s and New Zealand’s economies account for the majority of their exports.

Lack of Natural Resources Risk. Hong Kong and Singapore are small island states with few raw material resources and limited land area and each is reliant on imports for their commodity needs.

Trading Partners Risk. The countries in the Asia Pacific ex-Japan Region are heavily dependent upon trading with their key partners. Any reduction in this trading may cause an adverse impact on the economies in which the Fund invests.

Country Risk. The Fund’s investment in a country in the Asia Pacific ex-Japan Region subjects the Fund to the risks specific to investing in Australia, Hong Kong, New Zealand, or Singapore, as applicable.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on Australia, Hong Kong, New Zealand and Singapore markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The Fund will invest in securities denominated in the currencies of the countries in Australia, Hong Kong, New Zealand and Singapore and much of the income received by the Fund will be in the currencies of Australia, Hong Kong, New Zealand and Singapore, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to the currencies of Australia, Hong Kong, New Zealand and Singapore to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Concentration Risk

To the extent that the Fund’s investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's Shares and the possibility of significant losses.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
IQ Asia Pacific ex-Japan Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	71
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221

[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

IQ Australia Mid Cap ETF
IQ Australia Mid Cap ETF
INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Australia Mid Cap Index (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		IQ Australia Mid Cap ETF
Management Fee		0.69%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.69%
[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
IQ Australia Mid Cap ETF	71	221

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the mid capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Australia.

The components of the Underlying Index (the “Underlying Index Components”) that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuer domiciled in Australia;

  Primary stock exchange listing in Australia;

  Minimum average market capitalization of $500 million for the prior 90 days and as of the quarterly rebalance date;

  Average market capitalization in the range between the top 85% and top 70% (the “Market Cap Ceiling”) ranking of companies in Australia based on market capitalization for the prior 90 days (in other words, issuers with market capitalizations in the top 70% ranking (large cap) or bottom 15% ranking (small cap) are ineligible for the Underlying Index);

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than ten trading days. Existing Underlying Index Components whose average market capitalization, for the 90 days prior to any rebalancing date, falls below the top 90% ranking of companies in Australia based on market capitalization or increases above the level 50% higher than the Market Cap Ceiling will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index.

As of June 30, 2013, the United States (“U.S.”) dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $2.4 billion to approximately $10.8 billion.

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

PRINCIPAL RISKS

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Risks of Investing in Australia

Commodity Exposure Risk. Any negative changes in the agricultural or mining industries could have an adverse impact on the Australian economy.

Geographic Risk. A natural disaster could occur in Australia.

Trading Partners Risk. The Australian economy is heavily dependent upon trading with its key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Mid Capitalization Companies Risk

The Fund invests in the securities of mid capitalization companies, the value of which may be more volatile than those of larger companies.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on Australian markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The Fund will invest in securities denominated in Australian dollars and much of the income received by the Fund will be in Australian dollars, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to Australian dollars to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Concentration Risk

To the extent that the Fund’s investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

PERFORMANCE INFORMATION
As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Australia Mid Cap ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Australia Mid Cap Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a "Secondary Market") may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the mid capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Australia.

The components of the Underlying Index (the “Underlying Index Components”) that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuer domiciled in Australia;

  Primary stock exchange listing in Australia;

  Minimum average market capitalization of $500 million for the prior 90 days and as of the quarterly rebalance date;

  Average market capitalization in the range between the top 85% and top 70% (the “Market Cap Ceiling”) ranking of companies in Australia based on market capitalization for the prior 90 days (in other words, issuers with market capitalizations in the top 70% ranking (large cap) or bottom 15% ranking (small cap) are ineligible for the Underlying Index);

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than ten trading days. Existing Underlying Index Components whose average market capitalization, for the 90 days prior to any rebalancing date, falls below the top 90% ranking of companies in Australia based on market capitalization or increases above the level 50% higher than the Market Cap Ceiling will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index.

As of June 30, 2013, the United States (“U.S.”) dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $2.4 billion to approximately $10.8 billion.

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Risks of Investing in Australia

Commodity Exposure Risk. Any negative changes in the agricultural or mining industries could have an adverse impact on the Australian economy.

Geographic Risk. A natural disaster could occur in Australia.

Trading Partners Risk. The Australian economy is heavily dependent upon trading with its key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Mid Capitalization Companies Risk

The Fund invests in the securities of mid capitalization companies, the value of which may be more volatile than those of larger companies.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on Australian markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The Fund will invest in securities denominated in Australian dollars and much of the income received by the Fund will be in Australian dollars, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to Australian dollars to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Concentration Risk

To the extent that the Fund’s investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's Shares and the possibility of significant losses.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
IQ Australia Mid Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	71
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221

[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

IQ Canada Mid Cap ETF
IQ Canada Mid Cap ETF
INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Canada Mid Cap Index (the “Underlying Index”).
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		IQ Canada Mid Cap ETF
Management Fee		0.69%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.69%
[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
IQ Canada Mid Cap ETF	71	221

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the mid capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Canada.

The components of the Underlying Index (the “Underlying Index Components”) that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuer domiciled in Canada;

  Primary stock exchange listing in Canada;

  Minimum average market capitalization of $500 million for the prior 90 days and as of the quarterly rebalance date;

  Average market capitalization in the range between the top 85% and top 70% (the “Market Cap Ceiling”) ranking of companies in Canada based on market capitalization for the prior 90 days (in other words, issuers with market capitalizations in the top 70% ranking (large cap) or bottom 15% ranking (small cap) are ineligible for the Underlying Index);

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than ten trading days. Existing Underlying Index Components whose average market capitalization, for the 90 days prior to any rebalancing date, falls below the top 90% ranking of companies in Canada based on market capitalization or increases above the level 50% higher than the Market Cap Ceiling will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index.

As of June 30, 2013, the United States (“U.S.”) dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $2.0 billion to approximately $7.6 billion.

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

PRINCIPAL RISKS

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Risks of Investing in Canada

Commodity Exposure Risk. Any negative changes in the agricultural or mining industries could have an adverse impact on the Canadian economy.

Trading Partners Risk. The Canadian economy is heavily dependent upon trading with its key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Political Risk. Past demands for sovereignty by the province of Quebec have significantly affected equity valuations and foreign currency movements in the Canadian market.

Mid Capitalization Companies Risk

The Fund invests in the securities of mid capitalization companies, the value of which may be more volatile than those of larger companies.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on Canadian markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The Fund will invest in securities denominated in Canadian dollars and much of the income received by the Fund will be in Canadian dollars, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to Canadian dollars to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Concentration Risk

To the extent that the Fund’s investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

PERFORMANCE INFORMATION
As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Canada Mid Cap ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Canada Mid Cap Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a "Secondary Market") may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the mid capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Canada.

The components of the Underlying Index (the “Underlying Index Components”) that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuer domiciled in Canada;

  Primary stock exchange listing in Canada;

  Minimum average market capitalization of $500 million for the prior 90 days and as of the quarterly rebalance date;

  Average market capitalization in the range between the top 85% and top 70% (the “Market Cap Ceiling”) ranking of companies in Canada based on market capitalization for the prior 90 days (in other words, issuers with market capitalizations in the top 70% ranking (large cap) or bottom 15% ranking (small cap) are ineligible for the Underlying Index);

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than ten trading days. Existing Underlying Index Components whose average market capitalization, for the 90 days prior to any rebalancing date, falls below the top 90% ranking of companies in Canada based on market capitalization or increases above the level 50% higher than the Market Cap Ceiling will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index.

As of June 30, 2013, the United States (“U.S.”) dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $2.0 billion to approximately $7.6 billion.

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Risks of Investing in Canada

Commodity Exposure Risk. Any negative changes in the agricultural or mining industries could have an adverse impact on the Canadian economy.

Trading Partners Risk. The Canadian economy is heavily dependent upon trading with its key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Political Risk. Past demands for sovereignty by the province of Quebec have significantly affected equity valuations and foreign currency movements in the Canadian market.

Mid Capitalization Companies Risk

The Fund invests in the securities of mid capitalization companies, the value of which may be more volatile than those of larger companies.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on Canadian markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The Fund will invest in securities denominated in Canadian dollars and much of the income received by the Fund will be in Canadian dollars, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to Canadian dollars to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Concentration Risk

To the extent that the Fund’s investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's Shares and the possibility of significant losses.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
IQ Canada Mid Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	71
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221

[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

IQ Global Precious Metals Small Cap ETF
IQ Global Precious Metals Small Cap ETF
INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Global Precious Metals Small Cap Index (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		IQ Global Precious Metals Small Cap ETF
Management Fee		0.69%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.69%
[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
IQ Global Precious Metals Small Cap ETF	71	221

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the global, small capitalization sector of publicly traded companies that are engaged primarily in the gold and other precious metals mining industries (“Precious Metals Companies”).

The components of the Underlying Index (the “Underlying Index Components”) that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuer engaged in the gold, silver and other precious metals mining industries, as determined by Standard Industrial Classification (“SIC”) code classifications;

  Minimum average market capitalization of $150 million for the prior 90 days and as of the quarterly rebalance date;

  Maximum average market capitalization equal to the bottom 10% ranking of companies globally based on market capitalization for the prior 90 days (the “Market Cap Ceiling”);

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than ten trading days. Existing Underlying Index Components whose average market capitalization falls below $100 million or increases above the level 65% higher than the Market Cap Ceiling for the 90 days prior to any rebalancing date will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index.

As of June 30, 2013, the United States (“U.S.”) dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $177 million to approximately $1.4 billion.

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

PRINCIPAL RISKS

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Precious Metals Sector Risk

Investments related to gold, silver and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors, all of which may lead to sharp fluctuations in prices over time, causing volatility in the prices of the securities held by the Fund.

Relationship to Precious Metals

The Underlying Index measures the performance of equity securities of Precious Metals Companies and not precious metals, which may perform differently.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on foreign markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The Fund will invest in part in securities denominated in the currencies of non-U.S. countries and much of the income received by the Fund will be in the currencies of non-U.S. countries, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to the currencies of non-U.S. countries to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates.

Equity Risk

The value of the securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Concentration Risk

To the extent that the Fund’s investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

PERFORMANCE INFORMATION
As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Global Precious Metals Small Cap ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Global Precious Metals Small Cap Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a "Secondary Market") may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the global, small capitalization sector of publicly traded companies that are engaged primarily in the gold and other precious metals mining industries (“Precious Metals Companies”).

The components of the Underlying Index (the “Underlying Index Components”) that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuer engaged in the gold, silver and other precious metals mining industries, as determined by Standard Industrial Classification (“SIC”) code classifications;

  Minimum average market capitalization of $150 million for the prior 90 days and as of the quarterly rebalance date;

  Maximum average market capitalization equal to the bottom 10% ranking of companies globally based on market capitalization for the prior 90 days (the “Market Cap Ceiling”);

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than ten trading days. Existing Underlying Index Components whose average market capitalization falls below $100 million or increases above the level 65% higher than the Market Cap Ceiling for the 90 days prior to any rebalancing date will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index.

As of June 30, 2013, the United States (“U.S.”) dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $177 million to approximately $1.4 billion.

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Precious Metals Sector Risk

Investments related to gold, silver and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors, all of which may lead to sharp fluctuations in prices over time, causing volatility in the prices of the securities held by the Fund.

Relationship to Precious Metals

The Underlying Index measures the performance of equity securities of Precious Metals Companies and not precious metals, which may perform differently.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on foreign markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Currency Risk

The Fund will invest in part in securities denominated in the currencies of non-U.S. countries and much of the income received by the Fund will be in the currencies of non-U.S. countries, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to the currencies of non-U.S. countries to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates.

Equity Risk

The value of the securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Concentration Risk

To the extent that the Fund’s investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's Shares and the possibility of significant losses.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
IQ Global Precious Metals Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	71
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221

[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

IQ U.S. Real Estate Small Cap ETF
IQ U.S. Real Estate Small Cap ETF
INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ U.S. Real Estate Small Cap Index (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		IQ U.S. Real Estate Small Cap ETF
Management Fee		0.69%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.69%
[1]	Other expenses include the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
IQ U.S. Real Estate Small Cap ETF	70	221	384	859

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in the United States (“U.S.”) and that invest in real estate, such as Real Estate Investment Trusts (“REITs”) or real estate holding companies (collectively, “Real Estate Companies”).

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the components that make up its Underlying Index (the “Underlying Index Components”). The Underlying Index Components that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuer engaged in the real estate investment industry, as determined by Standard Industrial Classification (“SIC”) code classifications;

  Issuer domiciled in the U.S.;

  Primary stock exchange listing in the U.S.;

  Minimum average market capitalization of $150 million for the prior 90 days and as of the quarterly rebalance date;

  Maximum average market capitalization equal to the bottom 10% ranking of Real Estate Companies in the U.S. based on market capitalization for the prior 90 days (the “Market Cap Ceiling”);

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than ten trading days. Existing Underlying Index Components whose average market capitalization falls below $100 million or increases above the level 65% higher than the Market Cap Ceiling for the 90 days prior to any rebalancing date will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index.

As of June 30, 2013, the U.S. dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $165 million to approximately $1.7 billion.

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

PRINCIPAL RISKS

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Real Estate Investment Risks

The Fund invests in companies that invest in real estate and thus is exposed to risks inherent to the real estate market, including concentration risk, interest rate risk, leverage risk, property risk and management risk.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Concentration Risk

To the extent that the Fund’s investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

PERFORMANCE INFORMATION

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The Dow Jones U.S. Real Estate Index measures the stock performance of REITs and real estate operating companies in the U.S.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com.

The Fund’s year-to-date total return as of June 30, 2013 was 9.84%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.39%	1Q/2012
Lowest Return	3.98%	2Q/2012

Average Annual Total Returns as of December 31, 2012
Average Annual Returns		1 Year	Since Inception		Inception Date
IQ U.S. Real Estate Small Cap ETF		34.09%	13.68%	[1]	Jun 13, 2011
IQ U.S. Real Estate Small Cap ETF After Taxes on Distributions	[2]	31.93%	11.95%	[1]
IQ U.S. Real Estate Small Cap ETF After Taxes on Distributions and Sale of Fund Shares	[2]	22.04%	10.65%	[1]
IQ U.S. Real Estate Small Cap ETF IQ U.S. Real Estate Small Cap Index		35.16%	14.57%	[1]
IQ U.S. Real Estate Small Cap ETF Dow Jones U.S. Real Estate Index		18.93%	19.03%	[1]
[1]	The Fund commenced operations on June 13, 2011.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ U.S. Real Estate Small Cap ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ U.S. Real Estate Small Cap Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a "Secondary Market") may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in the United States (“U.S.”) and that invest in real estate, such as Real Estate Investment Trusts (“REITs”) or real estate holding companies (collectively, “Real Estate Companies”).

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the components that make up its Underlying Index (the “Underlying Index Components”). The Underlying Index Components that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each quarterly rebalance date:

  Issuer engaged in the real estate investment industry, as determined by Standard Industrial Classification (“SIC”) code classifications;

  Issuer domiciled in the U.S.;

  Primary stock exchange listing in the U.S.;

  Minimum average market capitalization of $150 million for the prior 90 days and as of the quarterly rebalance date;

  Maximum average market capitalization equal to the bottom 10% ranking of Real Estate Companies in the U.S. based on market capitalization for the prior 90 days (the “Market Cap Ceiling”);

  Minimum average daily trading volume of at least $1 million for the prior 90 days; and

  Minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than ten trading days. Existing Underlying Index Components whose average market capitalization falls below $100 million or increases above the level 65% higher than the Market Cap Ceiling for the 90 days prior to any rebalancing date will no longer be eligible for inclusion.

The Underlying Index Components are selected quarterly in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced quarterly in connection with the rebalance of the Underlying Index.

As of June 30, 2013, the U.S. dollar-denominated market capitalizations of the Underlying Index Components ranged from approximately $165 million to approximately $1.7 billion.

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Real Estate Investment Risks

The Fund invests in companies that invest in real estate and thus is exposed to risks inherent to the real estate market, including concentration risk, interest rate risk, leverage risk, property risk and management risk.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Concentration Risk

To the extent that the Fund’s investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's Shares and the possibility of significant losses.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The Dow Jones U.S. Real Estate Index measures the stock performance of REITs and real estate operating companies in the U.S.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-934-0777
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.indexiq.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2013 was 9.84%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.39%	1Q/2012
Lowest Return	3.98%	2Q/2012

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2013 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	3.98%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
IQ U.S. Real Estate Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	35.16%
Since Inception	rr_AverageAnnualReturnSinceInception	14.57%	[1]
Dow Jones U.S. Real Estate Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.93%
Since Inception	rr_AverageAnnualReturnSinceInception	19.03%	[1]
IQ U.S. Real Estate Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	859
Annual Return 2012	rr_AnnualReturn2012	34.09%
1 Year	rr_AverageAnnualReturnYear01	34.09%
Since Inception	rr_AverageAnnualReturnSinceInception	13.68%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 13, 2011
IQ U.S. Real Estate Small Cap ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.93%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.95%	[1],[3]
IQ U.S. Real Estate Small Cap ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.04%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.65%	[1],[3]

[1]	The Fund commenced operations on June 13, 2011.
[2]	Other expenses include the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

IQ Fastest Growing Companies ETF
IQ Fastest Growing Companies ETF
INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Fastest Growing Companies Index (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		IQ Fastest Growing Companies ETF
Management Fee		0.49%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.49%
[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
IQ Fastest Growing Companies ETF	50	157

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. As of the date of this Prospectus, the Fund had not yet commenced operations.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development HoldCo LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules-based, index intended to give investors exposure to high growth United States (“U.S.”) companies, as measured by several growth factors.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the components that make up its Underlying Index (the “Underlying Index Components”).

After establishing the eligible universe of companies, the Underlying Index selects for inclusion and weights the top 50 eligible issuers based on the following growth-related factors:

  Sales growth;
  Net income growth;
  Cash flow growth; and
  Total return

The factors above were chosen to isolate companies that have historically demonstrated an ability to generate high levels of shareholder value by consistently achieving significant growth rates across multiple financial factors.

The Underlying Index Components that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each annual rebalance date:

  Issuer must be domiciled in the U.S.;
  Issuer’s shares must have their primary stock exchange listing in the U.S.;
  Issuer must be ranked within the top 500 U.S. public companies by sales;
  Issuer must have a minimum average market capitalization of $1.5 billion for the 60 days prior to and as of the annual rebalance date;
  Issuer’s shares must have minimum average daily trading volume of at least $1 million for the prior 90 days; and
  Issuer’s shares must have minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) that meet all of the eligibility criteria may be added to the Underlying Index on an annual basis, provided that the companies’ securities have been trading for at least six months.

The Underlying Index Components are selected annually in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced annually in connection with the rebalance of the Underlying Index.

As of June 30, 2013, the market capitalizations of the Underlying Index Components ranged from approximately $2.5 billion to approximately $372 billion.

For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

PRINCIPAL RISKS

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Concentration Risk

To the extent that the Fund’s investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Equity Securities Risk

Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Growth Securities Risk

The Fund invests in securities of high growth companies, which may be more volatile than other types of investments.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Mid Capitalization Companies Risk

The Fund invests in the securities of mid capitalization companies, the value of which may be more volatile than those of larger companies.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

PERFORMANCE INFORMATION
As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Fastest Growing Companies ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Fastest Growing Companies Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. As of the date of this Prospectus, the Fund had not yet commenced operations.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a "Secondary Market") may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development HoldCo LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules-based, index intended to give investors exposure to high growth United States (“U.S.”) companies, as measured by several growth factors.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the components that make up its Underlying Index (the “Underlying Index Components”).

After establishing the eligible universe of companies, the Underlying Index selects for inclusion and weights the top 50 eligible issuers based on the following growth-related factors:

  Sales growth;
  Net income growth;
  Cash flow growth; and
  Total return

The factors above were chosen to isolate companies that have historically demonstrated an ability to generate high levels of shareholder value by consistently achieving significant growth rates across multiple financial factors.

The Underlying Index Components that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each annual rebalance date:

  Issuer must be domiciled in the U.S.;
  Issuer’s shares must have their primary stock exchange listing in the U.S.;
  Issuer must be ranked within the top 500 U.S. public companies by sales;
  Issuer must have a minimum average market capitalization of $1.5 billion for the 60 days prior to and as of the annual rebalance date;
  Issuer’s shares must have minimum average daily trading volume of at least $1 million for the prior 90 days; and
  Issuer’s shares must have minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) that meet all of the eligibility criteria may be added to the Underlying Index on an annual basis, provided that the companies’ securities have been trading for at least six months.

The Underlying Index Components are selected annually in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced annually in connection with the rebalance of the Underlying Index.

As of June 30, 2013, the market capitalizations of the Underlying Index Components ranged from approximately $2.5 billion to approximately $372 billion.

For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the components that make up its Underlying Index (the "Underlying Index Components").
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Concentration Risk

To the extent that the Fund’s investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Equity Securities Risk

Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Growth Securities Risk

The Fund invests in securities of high growth companies, which may be more volatile than other types of investments.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Mid Capitalization Companies Risk

The Fund invests in the securities of mid capitalization companies, the value of which may be more volatile than those of larger companies.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's Shares and the possibility of significant losses.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
IQ Fastest Growing Companies ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157

[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

IQ Innovation Leaders ETF
IQ Innovation Leaders ETF
INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Innovation Leaders Index (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		IQ Innovation Leaders ETF
Management Fee		0.49%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.49%
[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
IQ Innovation Leaders ETF	50	157

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. As of the date of this Prospectus, the Fund had not yet commenced operations.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development HoldCo LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules-based index intended to give investors exposure to highly innovative United States (“U.S.”) companies, as measured by several innovation-related factors.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the components that make up its Underlying Index (the “Underlying Index Components”).

After establishing the eligible universe of companies, the Underlying Index selects for inclusion and weights the top 100 companies based on the following innovation-related factors:

  Sales growth;
  Research and development expense / total assets;
  Retained earnings / sales;
  Capital expenditures / total assets; and
  Intangible assets / total assets.

The factors above were chosen to isolate companies that have historically achieved high levels of sales growth and are significantly re-investing in their own businesses, through technology and other intangible and tangible assets, to drive future sales and earnings growth.

The Underlying Index Components that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each annual rebalance date:

  Issuer must be domiciled in the U.S.;
  Issuer’s shares must have their primary stock exchange listing in the U.S.;
  Issuer must have a minimum average market capitalization of $300 million for the 60 days prior to and as of the annual rebalance date;
  Issuer’s shares must have minimum average daily trading volume of at least $1 million for the prior 90 days; and
  Issuer’s shares must have minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) that meet all of the eligibility criteria may be added to the Underlying Index on an annual basis, provided that the companies’ securities have been trading for at least six months.

The Underlying Index Components are selected annually in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced annually in connection with the rebalance of the Underlying Index.

As of June 30, 2013, the market capitalizations of the Underlying Index Components ranged from approximately $344 million to approximately $238 billion.

For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

PRINCIPAL RISKS

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Concentration Risk

To the extent that the Fund’s investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Equity Securities Risk

Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Innovative Company Risk

The Fund invests in the securities of highly innovative companies, which issuers tend to be high growth and generally may be more volatile than other types of investments.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Mid Capitalization Companies Risk

The Fund invests in the securities of mid capitalization companies, the value of which may be more volatile than those of larger companies.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

PERFORMANCE INFORMATION
As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Innovation Leaders ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Innovation Leaders Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. As of the date of this Prospectus, the Fund had not yet commenced operations.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a "Secondary Market") may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development HoldCo LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules-based index intended to give investors exposure to highly innovative United States (“U.S.”) companies, as measured by several innovation-related factors.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the components that make up its Underlying Index (the “Underlying Index Components”).

After establishing the eligible universe of companies, the Underlying Index selects for inclusion and weights the top 100 companies based on the following innovation-related factors:

  Sales growth;
  Research and development expense / total assets;
  Retained earnings / sales;
  Capital expenditures / total assets; and
  Intangible assets / total assets.

The factors above were chosen to isolate companies that have historically achieved high levels of sales growth and are significantly re-investing in their own businesses, through technology and other intangible and tangible assets, to drive future sales and earnings growth.

The Underlying Index Components that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each annual rebalance date:

  Issuer must be domiciled in the U.S.;
  Issuer’s shares must have their primary stock exchange listing in the U.S.;
  Issuer must have a minimum average market capitalization of $300 million for the 60 days prior to and as of the annual rebalance date;
  Issuer’s shares must have minimum average daily trading volume of at least $1 million for the prior 90 days; and
  Issuer’s shares must have minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) that meet all of the eligibility criteria may be added to the Underlying Index on an annual basis, provided that the companies’ securities have been trading for at least six months.

The Underlying Index Components are selected annually in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced annually in connection with the rebalance of the Underlying Index.

As of June 30, 2013, the market capitalizations of the Underlying Index Components ranged from approximately $344 million to approximately $238 billion.

For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the components that make up its Underlying Index (the "Underlying Index Components").
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Concentration Risk

To the extent that the Fund’s investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Equity Securities Risk

Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Innovative Company Risk

The Fund invests in the securities of highly innovative companies, which issuers tend to be high growth and generally may be more volatile than other types of investments.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Mid Capitalization Companies Risk

The Fund invests in the securities of mid capitalization companies, the value of which may be more volatile than those of larger companies.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's Shares and the possibility of significant losses.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
IQ Innovation Leaders ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157

[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 28, 2013